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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                 Investment Company Act file number: 811-05451
                                                     ---------
                               USLICO Series Fund
                               ------------------
               (Exact name of registrant as specified in charter)

               7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

        CT Corporation System, 101 Federal Street, Boston, MA 02110
        -----------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180
                                                    --------------
Date of fiscal year end:      December 31
                              -----------
Date of reporting period:     January 1, 2003 to June 30, 2003
                              --------------------------------
ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Dear Policyholders,

  We are now in the third consecutive year of one of the longest economic downturns in our country's history. These have been difficult times for investors because they have had to weather not only the lackluster performance of the last three years but also the economic setbacks, corporate scandals and troubling international events that have helped trigger and prolong the downturn.

  It is true: this generation of investors has been tested perhaps more than any other previous generation and -- by and large -- they have proven to be a robust group.

  Perhaps I am premature in my enthusiasm, but I believe that the gradual market upturn we have witnessed in recent months suggests that things may be improving. ING Funds has experienced unprecedented performance in recent months and, overall, international and domestic markets give reason for cautious optimism. The latest market upswings -- no matter how gradual -- underscore ReliaStar Life Insurance Company's long-held philosophy that it is important for investors to remain focused on their long-term goals and maintain reasonable expectations.

  In an effort to further improve our fund performance, we have recently made several key changes in the management of our Portfolios. Specifically, we selected three individuals with impressive financial expertise and disciplined investing styles to oversee the Portfolios. To learn more about these new managers and their investment philosophies, please consult the May 2003 Portfolios prospectus.

  Such changes demonstrate our commitment to providing quality service and innovative products to help meet the needs of our policyholders as well as our enthusiasm and optimism about the future.

  On behalf of ReliaStar, I thank you for your continued support and confidence and look forward to serving you in the future.

Sincerely,

/s/ James R. Gelder

James R. Gelder
Senior Vice President, US Life Group
ReliaStar Life Insurance Company

Variable products issued by ReliaStar Life Insurance Company are distributed by ING America Equities, Inc. 1290 Broadway, Denver, CO 80203. Both are members of ING.

                                                                  cn370298112004

Dear Policyholders,

  We are now in the third consecutive year of one of the longest economic downturns in our country's history. These have been difficult times for investors because they have had to weather not only the lackluster performance of the last three years but also the economic setbacks, corporate scandals and troubling international events that have helped trigger and prolong the downturn.

  It is true: this generation of investors has been tested perhaps more than any other previous generation and -- by and large -- they have proven to be a robust group.

  Perhaps I am premature in my enthusiasm, but I believe that the gradual market upturn we have witnessed in recent months suggests that things may be improving. ING Funds has experienced unprecedented performance in recent months and, overall, international and domestic markets give reason for cautious optimism. The latest market upswings -- no matter how gradual -- underscore ReliaStar Life Insurance Company of New York's long-held philosophy that it is important for investors to remain focused on their long-term goals and maintain reasonable expectations.

  In an effort to further improve our fund performance, we have recently made several key changes in the management of our Portfolios. Specifically, we selected three individuals with impressive financial expertise and disciplined investing styles to oversee the Portfolios. To learn more about these new managers and their investment philosophies, please consult the May 2003 Portfolios prospectus.

  Such changes demonstrate our commitment to providing quality service and innovative products to help meet the needs of our policyholders as well as our enthusiasm and optimism about the future.

  On behalf of ReliaStar, I thank you for your continued support and confidence and look forward to serving you in the future.

Sincerely,

/s/ James R. Gelder

James R. Gelder
President and Chief Executive Officer
ReliaStar Life Insurance Company of New York

Variable products issued by ReliaStar Life Insurance Company of New York are distributed by ING America Equities, Inc. 1290 Broadway, Denver, CO 80203. Both are members of ING.

                                                                  cn370308112004

                     (This page intentionally left blank.)

                               USLICO SERIES FUND
               PORTFOLIO MANAGER'S REPORT FOR THE STOCK PORTFOLIO

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by James A. Vail, CFA, ING Investments, LLC.

GOAL: The USLICO Series Fund -- Stock Portfolio (the "Portfolio") seeks intermediate and long-term growth of capital. Its secondary investment objective is to receive a reasonable level of income.

MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the Standard and Poor's 500 Index ("S&P 500 Index"), with the index increasing 11.77% for the six months ended June 30, 2003. The positive first half performance was led by a blistering 15.37% increase in the second quarter. The Portfolio outperformed the S&P 500 Index in the first half, registering a 15.13% increase. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to re-focus on the markets and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities versus fixed income with a low interest rate environment and a tax rate reduction on dividends.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio, excluding any charges, returned 15.13% compared to the S&P 500 Index, which returned 11.77% for the same period.

PORTFOLIO SPECIFICS: The Portfolio outperformed the Index in the first half of the year due to our exposure to Information Technology, Health Care, and Consumer Discretionary sectors as investors shifted to higher growth Information Technology names that had been previously depressed. The Health Care sector was re-energized by movement in both the House and the Senate on Washington's prescription drug benefit, with pharmaceutical and generic pharmaceutical manufacturers leading the way.

MARKET OUTLOOK: Seldom in the history of the markets have such forces combined to set the stage for higher corporate profits and, in turn, higher equity prices. The Federal Reserve has provided the lowest interest rates in 40 years; fiscal policy is stimulative; the weak U.S. dollar is resuscitating our export industries, and the relaxed tax environment with an emphasis on dividends are all providing an attractive environment for equities. Forecasts for gross domestic product growth in the second half are edging higher and corporate sentiment appears to be improving. The consumer has held up well, and unemployment claims may have peaked increasing the likelihood for stable levels of consumer confidence. While doubts remain over current stock valuations, we are encouraged regarding the positioning and outlook for our Portfolio.

See accompanying index descriptions on page 16.

                               USLICO SERIES FUND
               PORTFOLIO MANAGER'S REPORT FOR THE STOCK PORTFOLIO

                                  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003
                                  ----------------------------------------------------------------
                                              1 YEAR            5 YEAR             10 YEAR
                                              ------            ------             -------
USLICO Series Fund -- Stock Portfolio         -5.92%            -13.37%             1.40%
S&P 500 Index                                  0.25%             -1.61%            10.04%

Based on a $10,000 initial investment, the table above illustrates the total return of USLICO Series Fund -- Stock Portfolio against the S&P 500 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your life insurance policy. Total returns would have been lower if such expenses or charges were included.

TOTAL RETURNS REFLECT THE FACT THAT THE INVESTMENT MANAGER HAS WAIVED CERTAIN FEES AND OPERATING EXPENSES OTHERWISE PAYABLE BY THE PORTFOLIO, SUBJECT TO POSSIBLE LATER REIMBURSEMENT DURING A THREE-YEAR PERIOD. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO WAIVER TO THE PORTFOLIO.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. The value of securities of smaller issuers can be more volatile than that of larger issuers. Derivatives are subject to the risk of changes in the market price of a security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. Certain derivatives may also have a leveraging effect, which may increase the volatility of the portfolio.

See accompanying index descriptions on page 16.

                               USLICO SERIES FUND
           PORTFOLIO MANAGER'S REPORT FOR THE MONEY MARKET PORTFOLIO

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Jennifer J. Thompson, CFA, ING Investments, LLC.

GOAL: The USLICO Series Fund -- Money Market Portfolio (the "Portfolio") seeks maximum current income consistent with preservation of capital and liquidity. The Portfolio may achieve this objective by investing in short-term U.S. Government Securities and U.S. dollar denominated high quality money market instruments. Money market securities are considered high quality if rated A-1 or better by Standard & Poor's Ratings Group or P-1 by Moody's Investor Services, Inc. These securities are determined to present minimal credit risk. The Portfolio may also invest in repurchase agreements.

MARKET OVERVIEW: The first half of 2003 was eventful and volatile. During the first quarter, the markets and the world watched as United Nations weapons inspectors combed Iraq for weapons of mass destruction. President Bush set forth Iraq's continued violations of United Nations resolutions and prepared America and the world for war with or without U.N. Security Council support. Ultimately, in March, a U.S./U.K.-led coalition declared war on Iraq and, in April, the coalition was successful in ousting Saddam Hussein and liberating Iraqi citizens from the brutal dictator. In early May, President Bush declared an end to major combat in Iraq.

The war and the build up to war virtually paralyzed the economy in the first quarter. The "political uncertainty" manifested itself in declining employment and low consumer confidence and spending, reduced business spending, higher energy prices and related stresses on the airline and transportation industries. Even the Federal Reserve Board's ("Fed") Federal Open Market Committee ("FOMC") admitted its inability to characterize the risks to the economy at its March 18th FOMC meeting.

The second quarter war-related euphoria, however, was short-lived on Wall Street as market participants quickly changed their focus to the U.S. economy. During the quarter, Federal Reserve Chairman Greenspan and other Fed officials began discussing the low level of price inflation in the U.S. Fed officials emphasized that a substantial fall in inflation would be an unwelcome development. Chairman Greenspan stated in testimony to Congress in May that though the risks of deflation are minor, the consequences are severe enough to merit consideration of possible measures to address it.

In total, the market first interpreted these comments to mean that the Fed Funds' target rate of 1.25% would be kept low for an extended period of time. However, as the quarter progressed and the risks of deflation became the focus, market participants began pricing in a Fed ease of 25 basis points and, at times, a strong probability of a 50 basis point ease. Ultimately, the Fed lowered rates by 25 basis points at its June 25th FOMC meeting leaving the Fed Funds target at 1.00% -- the lowest level since 1958.

The LIBOR curve was flat and, at times, inverted throughout the first half. One-month LIBOR began the period at 1.38% and ended it at 1.12%. Twelve-month LIBOR went from approximately 1.45% to 1.19% by the period end. The steepness of the curve remained the same at 7 bps with some significant volatility during the period associated with the underpinnings of war, a lackluster economy and discussions of declining price inflation by Fed officials.

PORTFOLIO SPECIFICS: In the generally flat interest rate environment, value was added by significantly increasing purchases of floating rate notes which reset at rates higher than that of commercial paper, certificates of deposit and bank notes. Using such strategy, the average maturity of the Portfolio was shorter than competitors throughout the period and was 46 days at the end of June versus 57 days for the benchmark.

MARKET OUTLOOK: In early July, market participants are beginning to wonder whether the economic paralysis in the first half of the year was really war-related. Some economic indicators, at times, seem to signal recovery. However, employment levels remain subdued and business excess capacity remains high. For now, the LIBOR yield curve remains very flat and market participants have no conviction about the direction of interest rates going forward.

With this backdrop, we will keep most purchases very short -- in the one-month to three-month area -- until the direction of the economy becomes detectable.

PRINCIPAL RISK FACTOR(S): Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER'S ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

This report contains statements that may be "forward looking" statements. Actual results may differ materially from those projected in the "forward looking" statements.

Portfolio holdings are subject to change daily.
See accompanying index descriptions on page 16.

                               USLICO SERIES FUND
               PORTFOLIO MANAGER'S REPORT FOR THE BOND PORTFOLIO

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by James Kauffmann, ING Investments, LLC

GOAL: The USLICO Series Fund -- Bond Portfolio (the "Portfolio") seeks a high level of income consistent with prudent risk and the preservation of capital. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its principal objective.

MARKET REVIEW: Despite the uncertainties surrounding the war in Iraq, all credit sensitive sectors rallied significantly in the first half of 2003; yields on the Treasury curve dropped as well. By the second quarter, strong buying from Asian central banks and mortgage hedgers propelled the 10-year Treasury from 3.80% to a low 3.10% only to see it retreat to 3.45% by quarter-end. China was reported to have been buying up to $600 million a day of short U.S. government paper, and their foreign reserves ballooned to $340 billion during the quarter. As summer approached, incipient signs of domestic economic stability, improving financial conditions, a firmer dollar, and positive equity markets resulted in rising rates for investment grade bonds. Nevertheless, the Lehman Brothers Aggregate Bond Index is up 3.93% year-to-date.

The Federal Reserve Board ("Fed") sent an unequivocal message to the markets with the release of its May policy statement: "The probability of an unwelcome substantial fall in inflation, though minor, exceeds that of a pickup in inflation from its already low level." Subsequent comments from Fed officials reiterated their concern about the tepid recovery and "corrosive deflation." The Fed concerns, coupled with mediocre economic numbers and no signs of core inflation, fueled a strong rally in bonds in May. However, the governors presented a more sanguine economic outlook by the June Federal Open Markets Committee meeting. While the Fed did drop overnight rates to 1.00%, the bond market backed off as many participants had hoped for a larger ease of 50 basis points.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio, excluding any charges, returned 3.90% compared to the Lehman Brothers Aggregate Bond Index, which returned 3.93% for the same period.

PORTFOLIO SPECIFICS: The Portfolio's short duration at the end of the reporting period hurt performance. Duration measures a portfolio's sensitivity to interest rate changes and is expressed in years. So by being short duration, our portfolio rose in value by less than the benchmark as interest rates fell. This drag on performance was offset by our overweighting in credit sectors, which boosted relative returns as all credit sectors have posted positive excess returns year-to-date. Credit sectors are those with higher credit risks than Treasuries. They do well during periods when investors lower the extra return they demand for the risk involved. The utilities sector was the biggest winner, with 5.82% of excess returns; industrials returned 3.73%; and financials were up 3.40%. Commercial mortgages returned 1.59%, and asset-backed securities, which tend to be shorter in duration, posted 1.26% of excess returns. Positive contributors to performance also included an underweight in mortgages, which are facing a perilous environment: 95% of the outstanding paper is refinance-able. With the average dollar price over $104, the prospect of receiving a large portion of your mortgage portfolio back at $100 is not a happy one. The sector produced 0.46% of excess return. An overall yield advantage to the benchmark contributed positively to overall results.

MARKET OUTLOOK: Weak aggregate demand has followed the capital expenditure binge years of the late 1990s, and this phenomenon is global in nature. Many economists contend that gross domestic product must come in above 3.5% for an extended period in order for deflationary concerns to abate. We believe that the stimulative effects of negative real rates, a weaker dollar, and tax cuts will eventually boost the domestic economy out of its lethargy. The Fed is intent on fomenting the "animal spirits" of capital markets, and the American homeowner is once again reaping the rewards of cheap mortgage rates some of which will likely find its way into consumer spending.

The big question for bond investors is how long rates will stay relatively low and when and how fast the economy will gain traction. A yield of 3.45% on the 10-year Treasury looks very low when compared to the interest rates witnessed in the 1980s and 1990s, but so-called low yields are not unusual in the context of rates from the end of WW II until the oil embargoes of the 1970s. Clearly, the late June retreat in bond prices was the result of unsustainable, near-term supply and demand technicals, and now market pundits will be looking for data confirming their forward looking, bullish economic outlook.

In response to these historically low interest rates we are slightly short in duration, and we continue our underweight in mortgages.

See accompanying index description on page 16.

                               USLICO SERIES FUND
               PORTFOLIO MANAGER'S REPORT FOR THE BOND PORTFOLIO

                                  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003
                                  ----------------------------------------------------------------
                                               1 YEAR            5 YEAR            10 YEAR
                                               ------            ------            -------
USLICO Series Fund -- Bond Portfolio            9.45%            4.41%              5.71%
Lehman Brothers Aggregate Bond Index           10.40%            7.55%              7.21%

Based on a $10,000 initial investment, the table above illustrates the total return of USLICO Series Fund -- Bond Portfolio against the Lehman Brothers Aggregate Bond Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your life insurance policy. Total returns would have been lower if such expenses or charges were included.

TOTAL RETURNS REFLECT THE FACT THAT THE INVESTMENT MANAGER HAS WAIVED CERTAIN FEES AND OPERATING EXPENSES OTHERWISE PAYABLE BY THE PORTFOLIO, SUBJECT TO POSSIBLE LATER REIMBURSEMENT DURING A THREE-YEAR PERIOD. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO WAIVER TO THE PORTFOLIO.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

PRINCIPAL RISK FACTOR(S): Credit, interest rate and other risks that accompany debt instruments.

See accompanying index descriptions on page 16.

                               USLICO SERIES FUND
         PORTFOLIO MANAGERS' REPORT FOR THE ASSET ALLOCATION PORTFOLIO

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by James A. Vail, CFA manages the Equity Portfolio, a team of investment professionals led by James B. Kauffmann manages the Bond Portfolio and a team of investment professionals led by Jennifer J. Thompson, CFA manages the Money Market Portfolio. They are all with ING Investments, LLC.

GOAL: The USLICO Series Fund -- Asset Allocation Portfolio (the "Portfolio") seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

MARKET OVERVIEW:

STOCKS: The first half of 2003 marked a return to positive territory for the Standard and Poor's 500 Index ("S&P 500 Index"), with the index increasing 11.77% for the six months ended June 30, 2003. The positive first half performance was led by a blistering 15.37% increase in the second quarter. The Portfolio outperformed the S&P 500 Index in the first half, registering a 14.17% increase. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to re-focus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities versus fixed income with a low interest rate environment and a tax rate reduction on dividends.

BONDS: Strong buying from Asian central banks and mortgage hedgers propelled the ten-year Treasury from 3.80% to a low 3.10% only to see it retreat to 3.45% by quarter-end. China was reported to have been buying up to $600 million a day of short U.S. government paper, and their foreign reserves ballooned to $340 billion during the quarter. As summer approached, incipient signs of domestic economic stability, improving financial conditions, a firmer dollar, and positive equity markets resulted in rising rates for investment-grade bonds. Nevertheless, the Lehman Brothers Aggregate Bond Index printed another positive quarter of 2.50%, which brings the year-to-date return to 3.93%.

The Federal Reserve Board ("Fed") sent an unequivocal message to the markets with the release of its May policy statement: "The probability of an unwelcome substantial fall in inflation, though minor, exceeds that of a pickup in inflation from its already low level." Subsequent comments from Fed officials reiterated their concern about the tepid recovery and "corrosive deflation." The Fed concerns, coupled with mediocre economic numbers and no signs of core inflation, fueled a strong rally in bonds in May. However, the governors presented a more sanguine economic outlook by the June Federal Open Markets Committee meeting. While the Fed did drop overnight rates to 1.00%, the bond market backed off as many participants had hoped for a larger ease of 50 basis points.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio, excluding any charges, returned 8.14% compared to the S&P 500 Index which returned 11.77% and the Lehman Brothers Aggregate Bond Index, with returned 3.93% for the same period.

PORTFOLIO SPECIFICS:

STOCKS: The Portfolio outperformed the index in the first half of the year due to our exposure to Information Technology, Health Care, and the Consumer Discretionary sectors as investors shifted to higher growth Information Technology names that had been previously depressed. The Health Care sector was re-energized by movement in both the House and the Senate on Washington's prescription drug benefit, with pharmaceutical and generic pharmaceutical manufacturers leading the way.

BONDS: The Portfolio's short duration at the end of the reporting period hurt performance. Duration measures a portfolio's sensitivity to interest rate changes and is expressed in years. So by being short duration, our portfolio rose in value by less than the benchmark as interest rates fell. This drag on performance was offset by our overweighting in credit sectors, which boosted relative returns as all credit sectors have posted positive excess returns year-to-date. Credit sectors are those with higher credit risks than Treasuries. They do well during periods when investors lower the extra return they demand for the risk involved. The utilities sector was the biggest winner, with 5.82% of excess returns; industrials returned 3.73%; and financials were up 3.40%. Commercial mortgages returned 1.59%, and asset-backed securities, which tend to be shorter in duration, posted 1.26% of excess returns. Positive contributors to performance also included an underweight in mortgages, which are facing a perilous environment: 95% of the outstanding paper is refinance-able. With the average dollar price over $104, the prospect of receiving a large portion of your mortgage portfolio back at $100 is not a happy one. The sector produced 0.46% of excess return. An overall yield advantage to the benchmark contributed positively to overall results.

See accompanying index descriptions on page 16.

OUTLOOK:

STOCKS: Seldom in the history of the markets have such forces combined to set the stage for higher corporate profits and in turn higher equity prices. The Fed has provided the lowest interest rates in 40 years; fiscal policy is stimulative; the weak U.S. dollar is resuscitating our export industries, and the relaxed tax environment with the emphasis on dividends are all providing an attractive environment for equities. Forecasts for gross domestic product growth ("GDP") in the second half are edging higher and corporate sentiment appears to be improving. The consumer has held up well and unemployment claims may have peaked increasing the likelihood for stable levels of consumer confidence. While doubts remain over current stock valuations, we are encouraged regarding the positioning and outlook for our portfolio.

BONDS: Weak aggregate demand has followed the capital expenditure binge years of the late 1990s, and this phenomenon is global in nature. Many economists contend that GDP must come in above 3.5% for an extended period in order for deflationary concerns to abate. We believe that the stimulative effects of negative real rates, a weaker dollar, and tax cuts will eventually boost the domestic economy out of its lethargy. The Fed is intent on fomenting the "animal spirits" of capital markets, and the American homeowner is once again reaping the rewards of cheap mortgage rates, some of which will find its way into consumer spending.

The big questions for bond investors are how long rates will stay relatively low and when and how fast the economy will gain traction. A yield of 3.45% on the 10-year treasury looks very low compared to interest rates in the 1980s and 1990s, but so-called low yields are not unusual in the context of rates from the end of WW II until the oil embargoes of the 1970s. Clearly, the late June retreat in bond prices was most likely the result of unsustainable, near-term supply and demand technicals, and now market pundits will be looking for data confirming their forward-looking, bullish economic outlook.

In response to these historically low interest rates, we are slightly short in duration, and we continue our underweight in mortgages.

                               USLICO SERIES FUND
         PORTFOLIO MANAGER'S REPORT FOR THE ASSET ALLOCATION PORTFOLIO

                                  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003
                                  ----------------------------------------------------------------
                                              1 YEAR             5 YEAR             10 YEAR
                                              ------             ------             -------
USLICO Series Fund -- Asset Allocation
  Portfolio                                    4.72%             -3.97%              4.19%
S&P 500 Index                                  0.25%             -1.61%             10.04%
Lehman Brothers Aggregate Bond Index          10.40%              7.55%              7.21%

Based on a $10,000 initial investment, the table illustrates the total return of USLICO Series Fund -- Asset Allocation Portfolio against both the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your life insurance policy. Total returns would have been lower if such expenses or charges were included.

TOTAL RETURNS REFLECT THE FACT THAT THE INVESTMENT MANAGER HAS WAIVED CERTAIN FEES AND OPERATING EXPENSES OTHERWISE PAYABLE BY THE PORTFOLIO, SUBJECT TO POSSIBLE LATER REIMBURSEMENT DURING A THREE-YEAR PERIOD. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO WAIVER TO THE PORTFOLIO.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

See accompanying index descriptions on page 16.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. Credit, interest rate and other risks that accompany debt instruments. The value of securities of smaller issuers can be more volatile than that of larger issuers. Derivatives are subject to the risk of changes in the market price of a security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. Certain derivatives may also have a leveraging effect, which may increase the volatility of the portfolio.

See accompanying index descriptions on page 16.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The STANDARD AND POOR'S 500 INDEX is an unmanaged index that measures the performance of approximately 500 large-capitalization U.S. companies whose securities are traded on major U.S. stock markets.

The LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgaged-Backed Securities Index and the Asset-Backed Securities Index.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

                               USLICO SERIES FUND
                      STATEMENTS OF ASSETS AND LIABILITIES
                        AS OF JUNE 30, 2003 (UNAUDITED)

                                                                   MONEY                                ASSET
                                                STOCK              MARKET             BOND           ALLOCATION
                                              PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO
                                              ---------          ---------         ---------          ---------
ASSETS:
Cash                                         $        411        $      547        $   46,102        $    82,238
Investments in securities at value*            10,753,636            --             2,749,219         11,547,981
Short-term investments at amortized cost        1,096,000         6,455,314           542,000          1,164,000
Dividends and interest receivable                   4,246            19,903            23,856             48,193
Receivable for investment securities sold              --            --                51,725            167,032
Prepaid expenses                                       31                 2                 1            --
Reimbursement due from manager                      1,398               357               744              1,585
                                             ------------        ----------        ----------        -----------
      Total assets                             11,855,722         6,476,123         3,413,647         13,011,029
                                             ------------        ----------        ----------        -----------
LIABILITIES:
Payable for investment securities
  purchased                                       117,433            --               186,331            396,293
Payable to affiliates                               9,397             5,635             2,776             10,646
Payable for trustee fees                           11,271             1,153             2,338              6,248
Other accrued expenses and liabilities             55,826             8,443            14,937             36,064
                                             ------------        ----------        ----------        -----------
      Total liabilities                           193,927            15,231           206,382            449,251
                                             ------------        ----------        ----------        -----------
NET ASSETS                                   $ 11,661,795        $6,460,892        $3,207,265        $12,561,778
                                             ============        ==========        ==========        ===========
NET ASSET VALUE PER SHARE                    $       5.71        $     1.00        $    10.03        $      8.22
SHARES OUTSTANDING (UNLIMITED AUTHORIZED)       2,043,337         6,461,050           319,762          1,527,374
NET ASSETS WERE COMPRISED OF:
Paid-in capital ($0.001 par value)           $ 28,149,789        $6,461,050        $3,238,202        $17,989,707
Undistributed net investment income
  (accumulated net investment loss)               (21,242)           --                20,130             46,705
Accumulated net realized loss on
  investments and foreign currencies          (17,946,401)             (158)         (169,971)        (6,384,319)
Net unrealized appreciation of
  investments                                   1,479,649            --               118,904            909,685
                                             ------------        ----------        ----------        -----------
NET ASSETS                                   $ 11,661,795        $6,460,892        $3,207,265        $12,561,778
                                             ============        ==========        ==========        ===========
* Cost of investments in securities          $  9,273,987        $   --            $2,630,315        $10,638,296

See accompanying notes to financial statements.

                             USLICO STOCK PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                        AS OF JUNE 30, 2003 (UNAUDITED)

  SHARES                                        VALUE
  ------                                        -----
COMMON STOCK: 92.2%
                   AEROSPACE/DEFENSE: 1.5%
     2,315      @  Alliant Techsystems,
                     Inc.                    $   120,172
       600         Northrop Grumman Corp.         51,774
                                             -----------
                                                 171,946
                                             -----------
                   APPAREL: 1.7%
     3,900      @  Coach, Inc.                   193,986
                                             -----------
                                                 193,986
                                             -----------
                   BANKS: 3.5%
     1,800         Bank of America Corp.         142,254
     4,300         Investors Financial
                     Services Corp.              124,743
     2,700         Wells Fargo & Co.             136,080
                                             -----------
                                                 403,077
                                             -----------
                   BEVERAGES: 0.7%
     1,500         Anheuser-Busch Cos.,
                     Inc.                         76,575
                                             -----------
                                                  76,575
                                             -----------
                   COMMERCIAL SERVICES: 0.7%
     1,700      @  University of Phoenix
                     Online                       86,190
                                             -----------
                                                  86,190
                                             -----------
                   COMPUTERS: 4.4%
    17,810      @  EMC Corp.-Mass                186,471
     7,600         Hewlett-Packard Co.           161,880
     2,000         International Business
                     Machines Corp.              165,000
                                             -----------
                                                 513,351
                                             -----------
                   COSMETICS/PERSONAL CARE: 0.7%
       900         Procter & Gamble Co.           80,262
                                             -----------
                                                  80,262
                                             -----------
                   DIVERSIFIED FINANCIAL SERVICES: 6.1%
     8,100         Citigroup, Inc.               346,680
     4,700         JP Morgan Chase & Co.         160,646
     5,100         SLM Corp.                     199,767
                                             -----------
                                                 707,093
                                             -----------
                   ELECTRONICS: 1.3%
    12,000         Symbol Technologies,
                     Inc.                        156,120
                                             -----------
                                                 156,120
                                             -----------
                   ENTERTAINMENT: 1.1%
     9,955      @  Metro-Goldwyn-Mayer,
                     Inc.                        123,641
                                             -----------
                                                 123,641
                                             -----------

  SHARES                                        VALUE
  ------                                        -----
                   HEALTHCARE-PRODUCTS: 3.6%
     3,100      @  Boston Scientific Corp.   $   189,410
     2,300         Johnson & Johnson             118,910
     2,600      @  Zimmer Holdings, Inc.         117,130
                                             -----------
                                                 425,450
                                             -----------
                   HEALTHCARE-SERVICES: 1.7%
     2,000         Aetna, Inc.                   120,400
     1,600      @  Mid Atlantic Medical
                     Services                     83,680
                                             -----------
                                                 204,080
                                             -----------
                   INSURANCE: 2.7%
     4,000         American Intl. Group          220,720
     3,300     @@  Platinum Underwriters
                     Holdings Ltd.                89,562
                                             -----------
                                                 310,282
                                             -----------
                   INTERNET: 6.4%
     4,700      @  Amazon.Com, Inc.              171,503
     2,200      @  eBay, Inc.                    229,196
    10,400      @  Yahoo!, Inc.                  340,704
                                             -----------
                                                 741,403
                                             -----------
                   LEISURE TIME: 1.0%
     2,900         Harley-Davidson, Inc.         115,594
                                             -----------
                                                 115,594
                                             -----------
                   MEDIA: 2.7%
     8,800      @  Cablevision Systems
                     Corp.                       182,688
     4,700      @  Comcast Corp.                 135,501
                                             -----------
                                                 318,189
                                             -----------
                   MISCELLANEOUS MANUFACTURING: 4.6%
       600         3M Co.                         77,388
     5,600         General Electric Co.          160,608
     2,900         Pall Corp.                     65,250
    12,000     @@  Tyco Intl. Ltd.               227,760
                                             -----------
                                                 531,006
                                             -----------
                   OIL & GAS: 6.3%
     7,100   @,@@  Nabors Industries Ltd.        280,805
     6,500      @  Patterson-UTI Energy,
                     Inc.                        210,600
     3,300   @,@@  Precision Drilling Corp.      124,608
     6,200         XTO Energy, Inc.              124,682
                                             -----------
                                                 740,695
                                             -----------

See accompanying notes to financial statements.

                             USLICO STOCK PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                  AS OF JUNE 30, 2003 (UNAUDITED) (CONTINUED)

  SHARES                                        VALUE
  ------                                        -----
                   OIL & GAS SERVICES: 1.3%
     4,300      @  Smith Intl., Inc.         $   157,982
                                             -----------
                                                 157,982
                                             -----------
                   PHARMACEUTICALS: 15.4%
     4,000      @  AdvancePCS                    152,920
     1,600      @  Barr Laboratories, Inc.       104,800
     5,365   @,@@  Biovail Corp.                 252,477
    10,300      @  Celgene Corp.                 313,120
     1,200         Eli Lilly & Co.                82,764
       400      @  Forest Laboratories,
                     Inc.                         21,900
     4,400      @  Medimmune, Inc.               160,028
     2,435         Merck & Co., Inc.             147,439
     8,300         Pfizer, Inc.                  283,445
     2,300      @  Pharmaceutical
                     Resources, Inc.             111,918
     3,800      @  Sepracor, Inc.                 68,514
     2,200         Wyeth                         100,210
                                             -----------
                                               1,799,535
                                             -----------
                   RETAIL: 9.3%
     8,000      @  Abercrombie & Fitch Co.       227,280
     5,800      @  Chico's FAS, Inc.             122,090
       700      @  Costco Wholesale Corp.         25,620
     5,790      @  Dollar Tree Stores, Inc.      183,717
     6,800         Gap, Inc.                     127,568
     4,200         Home Depot, Inc.              139,104
     4,800         Wal-Mart Stores, Inc.         257,616
                                             -----------
                                               1,082,995
                                             -----------
                   SEMICONDUCTORS: 2.6%
    11,800      @  Altera Corp.                  193,520
     5,300         Intel Corp.                   110,155
                                             -----------
                                                 303,675
                                             -----------
                   SOFTWARE: 4.6%
     8,100         Microsoft Corp.               207,441
    11,500      @  Veritas Software Corp.        329,705
                                             -----------
                                                 537,146
                                             -----------
                   TELECOMMUNICATIONS: 8.3%
     6,010         AT&T Corp.                    115,692
     4,550      @  Cisco Systems, Inc.            75,485
    11,155      @  Comverse Technology,
                     Inc.                        167,660
    15,250      @  Corning, Inc.                 112,697

  SHARES                                        VALUE
  ------                                        -----
                   TELECOMMUNICATIONS: (CONTINUED)
     5,000      @  Nextel Communications,
                     Inc.                    $    90,400
     2,500         SBC Communications, Inc.       63,875
    11,600         Scientific-Atlanta, Inc.      276,544
     1,800         Verizon Communications,
                     Inc.                         71,010
                                             -----------
                                                 973,363
                                             -----------
                   Total Common Stock (Cost
                     $9,273,987)              10,753,636
                                             -----------
PRINCIPAL
  AMOUNT
  ------
         V
SHORT-TERM INVESTMENT: 9.4%
$1,096,000         State Street Repurchase
                     Agreement dated
                     06/30/03, 0.950%, due
                     07/01/03, $1,096,029
                     to be received upon
                     repurchase
                     (Collateralized by
                     $735,000 U.S. Treasury
                     Bond, 8.500%, Market
                     Value $1,119,597, due
                     02/15/20)                 1,096,000
                                             -----------
                   Total Short-Term
                     Investment (Cost
                     $1,096,000)               1,096,000
                                             -----------

TOTAL INVESTMENTS IN SECURITIES
  (COST $10,369,987)*              101.6%  $11,849,636
OTHER ASSETS AND LIABILITIES-NET    (1.6)     (187,841)
                                   -----   -----------
NET ASSETS                         100.0%  $11,661,795
                                   =====   ===========

@    Non-income producing security
@@   Foreign Issuer
*    Cost for federal income tax purposes is the same
     as for financial statement purposes. Net
     unrealized appreciation consists of:

      Gross Unrealized Appreciation        $ 1,544,000
      Gross Unrealized Depreciation            (64,351)
                                           -----------
      Net Unrealized Appreciation          $ 1,479,649
                                           ===========

See accompanying notes to financial statements.

                         USLICO MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                        AS OF JUNE 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                          VALUE
 ------                                          -----
ASSET-BACKED COMMERCIAL PAPER: 1.5%
$100,000          Ciesco LP, 1.100%, due
                    08/14/03                   $   99,866
                                               ----------
                  Total Asset-Backed
                    Commercial Paper (Cost
                    $99,866)                       99,866
                                               ----------
CERTIFICATE OF DEPOSIT: 1.5%
 100,000          Washington Mutual, 1.290%,
                    due 10/17/03                  100,000
                                               ----------
                  Total Certificate of
                    Deposit (Cost $100,000)       100,000
                                               ----------
COMMERCIAL PAPER: 26.3%
 200,000          Barclays U.S. Fund, 1.000%,
                    due 08/01/03                  199,828
 200,000          General Electric Capital
                    Corp., 1.080%, due
                    07/23/03                      199,868
 100,000          Goldman Sachs Group LP,
                    1.200%, due 08/29/03           99,803
 100,000          HBOS Treasury Services PLC,
                    1.240%, due 07/28/03           99,907
 100,000          HBOS Treasury Services PLC,
                    1.250%, due 08/04/03           99,882
 100,000          HBOS Treasury Services PLC,
                    1.260%, due 07/16/03           99,947
 100,000          Household Finance Corp.,
                    1.240%, due 07/03/03           99,993
 100,000          Household Finance Corp.,
                    1.250%, due 07/02/03           99,997
 200,000      @@  Lloyds Bank PLC, 1.270%,
                    due 07/29/03                  199,802
 100,000      @@  Svenska Handelsbanken,
                    Inc., 1.250%, due
                    07/02/03                       99,997
 200,000          UBS Finance, Inc., 1.030%,
                    due 07/11/03                  199,943
 100,000          Washington Mutual, 1.213%,
                    due 09/17/03                  100,025
 100,000          Washington Mutual, 1.251%,
                    due 11/13/03                  100,000
                                               ----------
                  Total Commercial Paper
                    (Cost $1,698,992)           1,698,992
                                               ----------
CORPORATE NOTES: 53.9%
 100,000          American Honda Finance
                    Corp., 1.160%, due
                    09/16/03                      100,004
 100,000          Associates Corp. Of North
                    America, 5.750%, due
                    11/01/03                      101,477

PRINCIPAL
 AMOUNT                                          VALUE
 ------                                          -----
$100,000          Bank Of America Corp.,
                    1.550%, due 05/03/04       $  100,247
  40,000          Bank Of America Corp.,
                    5.750%, due 03/01/04           41,175
 150,000          Bank One Corp., 5.625%, due
                    02/17/04                      154,053
 150,000          Bank One NA Illinois,
                    1.310%, due 02/23/04          150,136
 100,000          Bankboston Corp., 1.430%,
                    due 07/14/03                  100,005
 300,000      @@  Canadian Imperial, 1.045%,
                    due 12/15/03                  300,007
 100,000          Chase Manhattan Bank,
                    1.074%, due 06/30/04          100,000
 200,000          Citigroup Global Markets
                    Holdings, Inc., 1.224%,
                    due 02/20/04                  200,215
 100,000          General Electric Capital
                    Corp., 1.399%, due
                    10/22/03                      100,042
 100,000          Goldman Sachs Group, Inc.,
                    1.540%, due 08/18/03          100,034
 100,000          Household Finance Corp.,
                    4.520%, due 09/15/03          100,693
 100,000          JP Morgan Chase & Co.,
                    1.415%, due 02/05/04          100,108
 100,000          Merrill Lynch & Co., Inc.,
                    1.133%, due 11/19/03          100,033
 100,000          Merrill Lynch & Co., Inc.,
                    1.480%, due 08/15/03          100,040
 100,000          Merrill Lynch & Co., Inc.,
                    6.800%, due 11/03/03          101,861
 280,000          Morgan Stanley, 1.540%, due
                    08/07/03                      280,112
 150,000          Nationsbank Corp., 1.354%,
                    due 07/07/03                  150,003
 300,000          Royal Bank Canada, 1.030%,
                    due 03/15/04                  299,957
 200,000          US Bancorp, 1.410%, due
                    09/15/03                      200,118
 200,000          Wachovia Bank, 1.410%, due
                    06/08/04                      200,501
 300,000          Wells Fargo Bank NA,
                    0.984%, due                   300,000
                                               ----------
                  Total Corporate Notes (Cost
                    $3,480,821)                 3,480,821
                                               ----------

See accompanying notes to financial statements.

                         USLICO MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                  AS OF JUNE 30, 2003 (UNAUDITED) (CONTINUED)

PRINCIPAL
 AMOUNT                                          VALUE
 ------                                          -----
       v
U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.5%
$200,000          Federal Home Loan Bank
                    System, 5.375%, due
                    01/05/04                   $  204,320
 100,000          Federal Home Loan Mortgage
                    Corporation, 3.250%, due
                    01/15/04                      101,059
 400,000          Federal National Mortgage
                    Association Discount
                    Note, 0.000%, due             399,895
 100,000          Federal National Mortgage
                    Association, 5.125%, due
                    02/13/04                      102,361
                                               ----------
                  Total U.S. Government
                    Agency Obligations (Cost
                    $807,635)                     807,635
                                               ----------
REPURCHASE AGREEMENT: 4.2%
 268,000          State Street Repurchase
                    Agreement dated 06/30/03,
                    1.100%, due 07/01/03,
                    $268,008 to be received
                    upon repurchase
                    (Collateralized by
                    $275,000 Federal Home
                    Loan Bank, 1.350% Market
                    Value $275,773 due
                    05/03/04)                     268,000
                                               ----------
                  Total Repurchase Agreement
                    (Cost $268,000)               268,000
                                               ----------

TOTAL INVESTMENTS IN SECURITIES
  (COST $6,455,314)*                 99.9%  $6,455,314
OTHER ASSETS AND LIABILITIES-NET      0.1        5,578
                                    -----   ----------
NET ASSETS                          100.0%  $6,460,892
                                    =====   ==========

@@ Foreign Issuer

                                           PERCENTAGE
INDUSTRY                                  OF NET ASSETS
--------                                  -------------
Asset-Backed Commercial Paper                   1.5%
Bank Holding Companies                          7.6%
Federal & Federally-Sponsored Credit
  Agencies                                     12.5%
Foreign Bank, Branches and Agencies            24.8%
National Commercial Banks                      17.1%
Personal Credit Institutions                   12.4%
Savings and Loans                               4.6%
Security Brokers, Dealers & Flotation
  Companies                                    15.2%
Repurchase Agreement                            4.2%
Other Assets and Liabilities, Net               0.1%
                                              -----
NET ASSETS                                    100.0%
                                              =====

See accompanying notes to financial statements.

                             USLICO BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                        AS OF JUNE 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                          VALUE
 ------                                          -----
CORPORATE BONDS: 34.8%
                  AUTO MANUFACTURERS: 1.0%
$ 25,000          Ford Motor Co., 6.625%, due
                    10/01/28                   $   20,952
  10,000          General Motors Corp.,
                    8.375%, due 07/15/33            9,918
                                               ----------
                                                   30,870
                                               ----------
                  BANKS: 0.4%
  10,000          Mellon Capital I, 7.720%,
                    due 12/01/26                   11,771
                                               ----------
                                                   11,771
                                               ----------
                  BUILDING MATERIALS: 3.4%
 100,000      @@  Nexfor, Inc., 6.875%, due
                    11/15/05                      108,433
                                               ----------
                                                  108,433
                                               ----------
                  COMMERCIAL SERVICES: 0.0%
 100,000     #,X  United Cos. Financial
                    Corp., 9.350%, due
                    11/02/99                       --
                                               ----------
                                                   --
                                               ----------
                  DIVERSIFIED FINANCIAL SERVICES: 6.9%
  50,000          Boeing Capital Corp.,
                    7.100%, due 09/27/05           55,139
 100,000       #  Goldman Sachs Group LP,
                    6.625%, due 12/01/04          107,246
  50,000          Household Finance Corp.,
                    5.750%, due 01/30/07           55,129
   5,000       #  Wachovia Capital Trust V,
                    7.965%, due 06/01/27            5,842
                                               ----------
                                                  223,356
                                               ----------
                  ELECTRIC: 7.3%
  50,000      @@  Empresa Nacional de
                    Electricidad SA, 8.500%,
                    due 04/01/09                   53,500
 100,000          Exelon Corp., 6.750%, due
                    05/01/11                      115,646
   6,000       #  PG&E Corp., 6.875%, due
                    07/15/08                        6,000
  50,000          Progress Energy, Inc.,
                    6.750%, due 03/01/06           55,546
   5,000       #  Reliant Resources, Inc.,
                    9.250%, due 07/15/10            5,063
                                               ----------
                                                  235,755
                                               ----------

PRINCIPAL
 AMOUNT                                          VALUE
 ------                                          -----
                  MEDIA: 2.9%
$ 35,000          AMFM, Inc., 8.000%, due
                    11/01/08                   $   41,037
  50,000          AOL Time Warner, Inc.,
                    5.625%, due 05/01/05           53,091
                                               ----------
                                                   94,128
                                               ----------
                  MISCELLANEOUS MANUFACTURING: 0.7%
  20,000          General Electric Co.,
                    5.000%, due 02/01/13           21,116
                                               ----------
                                                   21,116
                                               ----------
                  OIL & GAS: 1.7%
  50,000          Pemex Project Funding
                    Master Trust, 7.375%, due
                    12/15/14                       55,125
                                               ----------
                                                   55,125
                                               ----------
                  PACKAGING & CONTAINERS: 0.2%
   5,000       #  Sealed Air Corp., 5.625%,
                    due 07/15/13                    5,027
                                               ----------
                                                    5,027
                                               ----------
                  PIPELINES: 3.2%
  10,000          CenterPoint Energy
                    Resources Corp., 8.125%,
                    due 07/15/05                   10,831
  80,000          Kinder Morgan, Inc.,
                    6.500%, due 09/01/12           91,674
                                               ----------
                                                  102,505
                                               ----------
                  SOVEREIGN: 0.5%
  15,000      @@  Mexico Government Intl.
                    Bond, 6.625%, due
                    03/03/15                       16,088
                                               ----------
                                                   16,088
                                               ----------
                  TELECOMMUNICATIONS: 6.6%
  50,000          AT&T Wireless Services,
                    Inc., 8.125%, due
                    05/01/12                       60,371
  50,000      @@  France Telecom, 10.000%,
                    due 03/01/31                   69,188
  50,000          Sprint Capital Corp.,
                    8.375%, due 03/15/12           59,838
  20,000          TCI Communications Finance,
                    9.650%, due 03/31/27           23,900
                                               ----------
                                                  213,297
                                               ----------
                  Total Corporate Bonds (Cost
                    $1,051,538)                 1,117,471
                                               ----------

See accompanying notes to financial statements.

                             USLICO BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                  AS OF JUNE 30, 2003 (UNAUDITED) (CONTINUED)

PRINCIPAL
 AMOUNT                                          VALUE
 ------                                          -----
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED
SECURITIES: 3.1%
                  AIRLINES: 0.3%
$ 10,000          American Airlines, Inc.,
                    7.024%, due 10/15/09       $    9,530
                                               ----------
                                                    9,530
                                               ----------
                  COMMERCIAL: 1.4%
  30,000      XX  CS First Boston Mortgage
                    Securities Corp., 3.382%,
                    due 05/15/38                   29,584
  15,000      XX  Wachovia Bank Commercial
                    Mortgage Trust, 0.000%,
                    due 06/15/35                   15,075
                                               ----------
                                                   44,659
                                               ----------
                  CREDIT CARD: 0.7%
   6,000          Bank One Issuance Trust,
                    4.540%, due 09/15/10            6,245
   6,000          Capital One Master Trust,
                    4.900%, due 03/15/10            6,502
   8,000          MBNA Credit Card Master
                    Note Trust, 4.950%, due
                    06/15/09                        8,720
                                               ----------
                                                   21,467
                                               ----------
                  HOME EQUITY: 0.5%
  16,275          Amresco Residential
                    Securities Mortgage Loan
                    Trust, 1.685%, due
                    01/25/28                       16,291
                                               ----------
                                                   16,291
                                               ----------
                  OTHER ASSET BACKED SECURITY: 0.2%
   7,000      XX  Residential Asset Mortgage
                    Products, Inc., 2.140%,
                    due 06/25/33                    6,943
                                               ----------
                                                    6,943
                                               ----------
                  Total Collateralized
                    Mortgage Obligations and
                    Asset Backed Securities
                    (Cost $99,594)                 98,890
                                               ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 38.2%
                  FEDERAL HOME LOAN BANK: 16.5%
 500,000          4.500%, due 11/15/12            527,643
                                               ----------
                                                  527,643
                                               ----------

PRINCIPAL
 AMOUNT                                          VALUE
 ------                                          -----
                  FEDERAL HOME LOAN MORTGAGE CORPORATION:
                    0.6%
$ 19,609          4.458%, due 12/01/26         $   20,261
                                               ----------
                                                   20,261
                                               ----------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION:
                    21.1%
   1,503          4.700%, due 07/01/27              1,559
  14,738          4.805%, due 07/01/27             15,234
  38,893          6.000%, due 10/01/32             40,399
  78,932          6.000%, due 10/01/32             81,987
  60,230          6.500%, due 08/01/32             62,790
  37,427          6.500%, due 10/01/32             39,019
  96,316          6.500%, due 12/01/31            100,411
  84,548          7.000%, due 09/01/32             88,984
  36,045          7.000%, due 11/01/32             37,937
 127,649          7.500%, due 07/01/21            136,452
  66,404          7.500%, due 11/01/29             70,556
                                               ----------
                                                  675,328
                                               ----------
                  Total U.S. Government
                    Agency Obligations (Cost
                    $1,173,786)                 1,223,232
                                               ----------
U.S. TREASURY OBLIGATIONS: 9.3%
                  U.S. TREASURY BOND: 0.3%
  10,000          5.375%, due 02/15/31             11,213
                                               ----------
                                                   11,213
                                               ----------
                  U.S. TREASURY NOTES: 9.0%
 100,000          2.250%, due 07/31/04            101,277
  73,000          2.625%, due 05/15/08             73,536
  10,000          3.625%, due 05/15/13             10,050
 100,000          4.000%, due 11/15/12            103,750
                                                  288,613
                                               ----------
                  Total U.S. Treasury
                    Obligations (Cost
                    $295,597)                     299,826
                                               ----------
 SHARES
 ------
PREFERRED STOCK: 0.3%
                  AUTO MANUFACTURERS: 0.3%
     392          General Motors Corp.              9,800
                                               ----------
                  Total Preferred Stock (Cost
                    $9,800)                         9,800
                                               ----------
                  Total Long-Term Investments
                    (Cost $2,630,315)           2,749,219
                                               ----------

See accompanying notes to financial statements.

                             USLICO BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                  AS OF JUNE 30, 2003 (UNAUDITED) (CONTINUED)

CXPRINCIPALAMOUNT                                     VALUE
---------                                           ----------
V
SHORT-TERM INVESTMENT: 16.9%
                      REPURCHASE AGREEMENT: 16.9%
$ 542,000             State Street Repurchase
                        Agreement dated 06/30/03,
                        0.950%, due 07/01/03,
                        $542,014 to be received
                        upon repurchase
                        (Collateralized by
                        $545,000 U.S. Treasury
                        Note, 3.000%, Market Value
                        $557,944 due 02/29/04)      $  542,000
                                                    ----------
                      Total Short-Term Investment
                        (Cost $542,000)                542,000
                                                    ----------

TOTAL INVESTMENTS IN SECURITIES
  (COST $3,172,315)*                102.6%  $3,291,219
OTHER ASSETS AND LIABILITIES-NET     (2.6)     (83,954)
                                    -----   ----------
NET ASSETS                          100.0%  $3,207,265
                                    =====   ==========

@@   Foreign Issuer
#    Securities purchased pursuant to Rule 144A, under
     the Securities Act of 1933 and may not be resold
     subject to that rule except to qualified
     institutional buyers.
X    Fair value determined by ING Valuation Committee
     appointed by the Portfolio's Board of Trustees.
     The security is in default with respect to
     principal and interest.
XX   Value of securities obtained from one or more
     dealers making markets in the securities which
     have been adjusted based on the Portfolio's
     valuation procedures.
*    Cost for federal income tax purposes is the same
     as for financial statement purposes. Net
     unrealized appreciation consists of:

      Gross Unrealized Appreciation         $  122,282
      Gross Unrealized Depreciation             (3,378)
                                            ----------
      Net Unrealized Appreciation           $  118,904
                                            ==========

See accompanying notes to financial statements.

                       USLICO ASSET ALLOCATION PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                        AS OF JUNE 30, 2003 (UNAUDITED)

  SHARES                                        VALUE
  ------                                        -----
COMMON STOCK: 50.3%
                   AEROSPACE/DEFENSE: 0.8%
     1,325      @  Alliant Techsystems,
                     Inc.                    $    68,781
       400         Northrop Grumman Corp.         34,516
                                             -----------
                                                 103,297
                                             -----------
                   AIRLINES: 0.4%
     3,300         Southwest Airlines Co.         56,760
                                             -----------
                                                  56,760
                                             -----------
                   APPAREL: 0.7%
     1,700      @  Coach, Inc.                    84,558
                                             -----------
                                                  84,558
                                             -----------
                   BANKS: 1.9%
     1,100         Bank of America Corp.          86,933
     2,500         Investors Financial
                     Services Corp.               72,525
     1,700         Wells Fargo & Co.              85,680
                                             -----------
                                                 245,138
                                             -----------
                   BEVERAGES: 0.4%
     1,000         Anheuser-Busch Cos.,
                     Inc.                         51,050
                                             -----------
                                                  51,050
                                             -----------
                   COMMERCIAL SERVICES: 0.3%
       700      @  University of Phoenix
                     Online                       35,490
                                             -----------
                                                  35,490
                                             -----------
                   COMPUTERS: 2.5%
     6,800      @  EMC Corp.-Mass.                71,196
     5,900         Hewlett-Packard Co.           125,670
     1,400         International Business
                     Machines Corp.              115,500
                                             -----------
                                                 312,366
                                             -----------
                   COSMETICS/PERSONAL CARE: 0.4%
       600         Procter & Gamble Co.           53,508
                                             -----------
                                                  53,508
                                             -----------
                   DIVERSIFIED FINANCIAL SERVICES: 4.3%
     1,500         American Express Co.           62,715
     5,300         Citigroup, Inc.               226,840
       700         Fannie Mae                     47,208
       700         Goldman Sachs Group,
                     Inc.                         58,625
     1,900         JP Morgan Chase & Co.          64,942
     2,100         SLM Corp.                      82,257
                                             -----------
                                                 542,587
                                             -----------

  SHARES                                        VALUE
  ------                                        -----
                   ELECTRONICS: 0.5%
     4,700         Symbol Technologies,
                     Inc.                    $    61,147
                                             -----------
                                                  61,147
                                             -----------
                   ENTERTAINMENT: 0.6%
     5,685      @  Metro-Goldwyn-Mayer,
                     Inc.                         70,608
                                             -----------
                                                  70,608
                                             -----------
                   HEALTHCARE-PRODUCTS: 2.0%
     1,200      @  Boston Scientific Corp.        73,320
     1,500         Johnson & Johnson              77,550
     1,100         Medtronic, Inc.                52,767
     1,000      @  Zimmer Holdings, Inc.          45,050
                                             -----------
                                                 248,687
                                             -----------
                   HEALTHCARE-SERVICES: 0.7%
       800         Aetna, Inc.                    48,160
       700      @  Mid Atlantic Medical
                     Services                     36,610
                                             -----------
                                                  84,770
                                             -----------
                   INSURANCE: 3.0%
     2,600         American Intl. Group          143,468
     1,700         Lincoln National Corp.         60,571
     1,100         Marsh & McLennan Cos.,
                     Inc.                         56,177
     2,100     @@  Platinum Underwriters
                     Holdings Ltd.                56,994
     3,600         Travelers Property
                     Casualty Corp.               57,240
                                             -----------
                                                 374,450
                                             -----------
                   INTERNET: 2.3%
     1,900      @  Amazon.Com, Inc.               69,331
       800      @  eBay, Inc.                     83,344
     4,300      @  Yahoo!, Inc.                  140,868
                                             -----------
                                                 293,543
                                             -----------
                   LEISURE TIME: 0.5%
     1,700         Harley-Davidson, Inc.          67,762
                                             -----------
                                                  67,762
                                             -----------
                   MEDIA: 2.0%
     3,500      @  Cablevision Systems
                     Corp.                        72,660
     4,100      @  Comcast Corp.                 118,203
     2,900         Walt Disney Co.                57,275
                                             -----------
                                                 248,138
                                             -----------

See accompanying notes to financial statements.

                       USLICO ASSET ALLOCATION PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                  AS OF JUNE 30, 2003 (UNAUDITED) (CONTINUED)

  SHARES                                        VALUE
  ------                                        -----
                   MISCELLANEOUS MANUFACTURING: 3.1%
       400         3M Co.                    $    51,592
     4,100         General Electric Co.          117,588
     2,100         Honeywell Intl., Inc.          56,385
     1,200         Pall Corp.                     27,000
     7,300     @@  Tyco Intl. Ltd.               138,554
                                             -----------
                                                 391,119
                                             -----------
                   OIL & GAS: 3.1%
     1,400         Exxon Mobil Corp.              50,274
     4,000   @,@@  Nabors Industries Ltd.        158,200
     2,600      @  Patterson-UTI Energy,
                     Inc.                         84,240
     1,200   @,@@  Precision Drilling Corp.       45,312
     2,466         XTO Energy, Inc.               49,591
                                             -----------
                                                 387,617
                                             -----------
                   OIL & GAS SERVICES: 0.5%
     1,800      @  Smith Intl., Inc.              66,132
                                             -----------
                                                  66,132
                                             -----------
                   PHARMACEUTICALS: 7.4%
     1,700      @  AdvancePCS                     64,991
       700      @  Barr Laboratories, Inc.        45,850
     3,065   @,@@  Biovail Corp.                 144,239
     4,300      @  Celgene Corp.                 130,720
       800         Eli Lilly & Co.                55,176
       200      @  Forest Laboratories,
                     Inc.                         10,950
     1,700      @  Medimmune, Inc.                61,829
     1,390         Merck & Co., Inc.              84,164
     5,400         Pfizer, Inc.                  184,410
     1,000      @  Pharmaceutical
                     Resources, Inc.              48,660
     1,500      @  Sepracor, Inc.                 27,045
     1,500         Wyeth                          68,325
                                             -----------
                                                 926,359
                                             -----------
                   RETAIL: 5.5%
     3,300      @  Abercrombie & Fitch Co.        93,753
     2,300      @  Chico's FAS, Inc.              48,415
     1,400      @  Costco Wholesale Corp.         51,240
     3,305      @  Dollar Tree Stores, Inc.      104,868
     4,400         Gap, Inc.                      82,544
     2,400         Home Depot, Inc.               79,488
     1,900         Sears Roebuck and Co.          63,916
     3,200         Wal-Mart Stores, Inc.         171,744
                                             -----------
                                                 695,968
                                             -----------
                   SEMICONDUCTORS: 1.0%
     3,900      @  Altera Corp.                   63,960
     3,100         Intel Corp.                    64,430
                                             -----------
                                                 128,390
                                             -----------

  SHARES                                        VALUE
  ------                                        -----
                   SOFTWARE: 2.1%
     5,100         Microsoft Corp.           $   130,611
     4,800      @  Veritas Software Corp.        137,616
                                             -----------
                                                 268,227
                                             -----------
                   TELECOMMUNICATIONS: 3.6%
     3,435         AT&T Corp.                     66,124
     2,600      @  Cisco Systems, Inc.            43,134
     4,255      @  Comverse Technology,
                     Inc.                         63,953
     5,210      @  Corning, Inc.                  38,502
     1,900      @  Nextel Communications,
                     Inc.                         34,352
     1,700         SBC Communications, Inc.       43,435
     4,800         Scientific-Atlanta, Inc.      114,432
     1,100         Verizon Communications,
                     Inc.                         43,395
                                             -----------
                                                 447,327
                                             -----------
                   TRANSPORTATION: 0.7%
     1,400         CSX Corp.                      42,126
       800         Union Pacific Corp.            46,416
                                             -----------
                                                  88,542
                                             -----------
                   Total Common Stock (Cost
                     $5,648,152)               6,333,540
                                             -----------
PREFERRED STOCK: 0.1%
                   AUTO MANUFACTURERS: 0.1%
       722         General Motors Corp.           17,978
                                             -----------
                   Total Preferred Stock
                     (Cost $18,050)               17,978
                                             -----------
PRINCIPAL
  AMOUNT                                        VALUE
  ------                                        -----
CORPORATE BONDS: 14.7%
                   AUTO MANUFACTURERS: 0.5%
$   55,000         Ford Motor Co., 6.625%,
                     due 10/01/28                 45,892
    15,000         General Motors Corp.,
                     8.375%, due 07/15/33         14,765
                                             -----------
                                                  60,657
                                             -----------

See accompanying notes to financial statements.

                       USLICO ASSET ALLOCATION PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                  AS OF JUNE 30, 2003 (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                        VALUE
  ------                                        -----
                   BANKS: 1.1%
$   20,000         Mellon Capital I,
                     7.720%, due 12/01/26    $    23,625
   100,000         Wachovia Corp., 4.950%,
                     due 11/01/06                108,966
                                             -----------
                                                 132,591
                                             -----------
                   BUILDING MATERIALS: 0.9%
   100,000     @@  Nexfor, Inc., 6.875%,
                     due 11/15/05                108,560
                                             -----------
                                                 108,560
                                             -----------
                   COMMERCIAL SERVICES: 0.0%
   200,000    #,X  United Cos. Financial
                     Corp., 9.350%, due
                     11/02/99                    --
                                             -----------
                                                 --
                                             -----------
                   DIVERSIFIED FINANCIAL SERVICES: 2.2%
    50,000         Boeing Capital Corp.,
                     7.100%, due 09/27/05         55,179
   150,000      #  Goldman Sachs Group LP,
                     6.625%, due 12/01/04        160,893
    50,000         Household Finance Corp.,
                     5.750%, due 01/30/07         55,227
     5,000      #  Wachovia Capital Trust
                     V, 7.965%, due
                     06/01/27                      5,842
                                             -----------
                                                 277,141
                                             -----------
                   ELECTRIC: 2.8%
   100,000     @@  Empresa Nacional de
                     Electricidad SA,
                     8.500%, due 04/01/09        107,172
   150,000         Exelon Corp., 6.750%,
                     due 05/01/11                173,872
    12,000      #  PG&E Corp., 6.875%, due
                     07/15/08                     12,000
    50,000         Progress Energy, Inc.,
                     6.750%, due 03/01/06         55,609
     5,000      #  Reliant Resources, Inc.,
                     9.250%, due 07/15/10          5,050
                                             -----------
                                                 353,703
                                             -----------
                   FOOD: 2.0%
   100,000         ConAgra Foods, Inc.,
                     9.750%, due 03/01/21        141,244
   100,000         Safeway, Inc., 7.250%,
                     due 09/15/04                106,289
                                             -----------
                                                 247,533
                                             -----------

PRINCIPAL
  AMOUNT                                        VALUE
  ------                                        -----
                   MEDIA: 1.0%
$   65,000         AMFM, Inc., 8.000%, due
                     11/01/08                $    75,887
    50,000         AOL Time Warner, Inc.,
                     5.625%, due 05/01/05         53,109
                                             -----------
                                                 128,996
                                             -----------
                   MISCELLANEOUS MANUFACTURING: 0.3%
    40,000         General Electric Co.,
                     5.000%, due 02/01/13         42,331
                                             -----------
                                                  42,331
                                             -----------
                   OIL & GAS: 0.4%
    50,000         Pemex Project Funding
                     Master Trust, 7.375%,
                     due 12/15/14                 54,875
                                             -----------
                                                  54,875
                                             -----------
                   PACKAGING & CONTAINERS: 0.1%
    10,000      #  Sealed Air Corp.,
                     5.625%, due 07/15/13         10,107
                                             -----------
                                                  10,107
                                             -----------
                   PIPELINES: 1.3%
    20,000         CenterPoint Energy
                     Resources Corp.,
                     8.125%, due 07/15/05         21,674
   120,000         Kinder Morgan, Inc.,
                     6.500%, due 09/01/12        137,798
                                             -----------
                                                 159,472
                                             -----------
                   SOVEREIGN: 0.2%
    25,000     @@  Mexico Government Intl.
                     Bond, 6.625%, due
                     03/03/15                     26,625
                                             -----------
                                                  26,625
                                             -----------
                   TELECOMMUNICATIONS: 1.9%
    50,000         AT&T Wireless Services,
                     Inc., 8.125%, due
                     05/01/12                     60,361
    50,000     @@  France Telecom, 10.000%,
                     due 03/01/31                 69,432
    50,000         Sprint Capital Corp.,
                     8.375%, due 03/15/12         59,981

See accompanying notes to financial statements.

                       USLICO ASSET ALLOCATION PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                  AS OF JUNE 30, 2003 (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                        VALUE
  ------                                        -----
                   TELECOMMUNICATIONS: (CONTINUED)
$   40,000         TCI Communications
                     Finance, 9.650%, due
                     03/31/27                $    47,800
                                             -----------
                                                 237,574
                                             -----------
                   Total Corporate Bonds
                     (Cost $1,727,832)         1,840,165
                                             -----------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED
  SECURITIES: 1.5%
                   AIRLINES: 0.1%
    10,000         American Airlines, Inc.,
                     7.024%, due 10/15/09          9,553
                                             -----------
                                                   9,553
                                             -----------
                   COMMERCIAL: 0.7%
    60,000     XX  CS First Boston Mortgage
                     Securities Corp.,
                     3.382%, due 05/15/38         59,168
    25,000     XX  Wachovia Bank Commercial
                     Mortgage Trust,
                     0.000%, due 06/15/35         25,123
                                             -----------
                                                  84,291
                                             -----------
                   CREDIT CARD: 0.3%
    12,000         Bank One Issuance Trust,
                     4.540%, due 09/15/10         12,489
    11,000         Capital One Master
                     Trust, 4.900%, due
                     03/15/10                     11,920
    12,000         MBNA Credit Card Master
                     Note Trust, 4.950%,
                     due 06/15/09                 13,097
                                             -----------
                                                  37,506
                                             -----------
                   HOME EQUITY: 0.3%
    32,550         Amresco Residential
                     Securities Mortgage
                     Loan Trust, 1.685%,
                     due 01/25/28                 32,581
                                             -----------
                                                  32,581
                                             -----------

PRINCIPAL
  AMOUNT                                        VALUE
  ------                                        -----
                   OTHER ASSET BACKED SECURITY: 0.1%
$   15,000     XX  Residential Asset
                     Mortgage Products,
                     Inc., 2.140%, due
                     06/25/33                $    14,902
                                             -----------
                                                  14,902
                                             -----------
                   Total Collateralized
                     Mortgage Obligations
                     and Asset Backed
                     Securities (Cost
                     $180,142)                   178,833
                                             -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.8%
                   FEDERAL HOME LOAN BANK: 4.2%
   500,000         4.500%, due 11/15/12          528,259
                                             -----------
                                                 528,259
                                             -----------
                   FEDERAL HOME LOAN MORTGAGE
                     CORPORATION: 3.5%
    51,286         4.458%, due 12/01/26           53,037
   368,500         6.500%, due 12/01/31          383,582
     2,693         9.000%, due 10/01/19            3,002
                                             -----------
                                                 439,621
                                             -----------
                   FEDERAL NATIONAL MORTGAGE
                     ASSOCIATION: 12.1%
     7,514         4.700%, due 07/01/27            7,799
    39,202         4.805%, due 07/01/27           40,556
   377,780         6.000%, due 01/01/32          392,859
   238,579         6.000%, due 02/01/32          248,110
   118,398         6.000%, due 10/01/32          123,124
    90,345         6.500%, due 08/01/32           94,243
   192,631         6.500%, due 12/01/31          200,941
   126,821         7.000%, due 09/01/32          133,594
   191,474         7.500%, due 07/01/21          204,794
    66,404         7.500%, due 11/01/29           70,604
                                             -----------
                                               1,516,624
                                             -----------
                   Total U.S. Government
                     Agency Obligations
                     (Cost $2,374,297)         2,484,504
                                             -----------

See accompanying notes to financial statements.

                       USLICO ASSET ALLOCATION PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                  AS OF JUNE 30, 2003 (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                        VALUE
  ------                                        -----
         v
U.S. TREASURY OBLIGATIONS: 5.5%
                   U.S. TREASURY BOND: 1.0%
$  110,000         5.375%, due 02/15/31      $   123,900
                                             -----------
                                                 123,900
                                             -----------
                   U.S. TREASURY NOTES: 4.5%
   200,000         2.250%, due 07/31/04          202,649
   348,000         2.625%, due 05/15/08          351,290
    15,000         3.625%, due 05/15/13           15,122
                                             -----------
                                                 569,061
                                             -----------
                   Total U.S. Treasury
                     Obligations (Cost
                     $689,823)                   692,961
                                             -----------
                   Total Long-Term
                     Investments (Cost
                     $10,638,296)             11,547,981
                                             -----------

PRINCIPAL
  AMOUNT                                        VALUE
  ------                                        -----
SHORT-TERM INVESTMENTS: 9.3%
                   REPURCHASE AGREEMENT: 9.3%
$1,164,000         State Street Repurchase
                     Agreement dated
                     06/30/03, 0.950%, due
                     07/01/03, $1,164,031
                     to be received upon
                     repurchase
                     (Collateralized by
                     $1,180,000 U.S.
                     Treasury Note, 1.500%,
                     Market Value
                     $1,190,662 due
                     02/28/25)               $ 1,164,000
                                             -----------
                   Total Short-Term
                     Investments (Cost
                     $1,164,000)               1,164,000
                                             -----------

TOTAL INVESTMENTS IN SECURITIES
  (COST $11,802,296)*              101.2%  $12,711,981
OTHER ASSETS AND LIABILITIES-NET    (1.2)     (150,203)
                                   -----   -----------
NET ASSETS                         100.0%  $12,561,778
                                   =====   ===========

 @    Non-income producing security
 @@   Foreign Issuer
 #    Securities purchased pursuant to Rule 144A,
      under the Securities Act of 1933 and may not be
      resold subject to that rule except to qualified
      institutional buyers.
 X    Fair value determined by ING Valuation Committee
      appointed by the Portfolio's Board of Trustees.
      The security is in default with respect to
      principal and interest.
 XX   Value of securities obtained from one or more
      dealers making markets in the securities which
      have been adjusted based on the Portfolio's
      valuation procedures.
 *    Cost for federal income tax purposes is the same
      as for financial statement purposes. Net
      unrealized appreciation consists of:

        Gross Unrealized Appreciation     $   964,906
        Gross Unrealized Depreciation         (55,221)
                                          -----------
        Net Unrealized Appreciation       $   909,685
                                          ===========

See accompanying notes to financial statements.

                               USLICO SERIES FUND
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                        MONEY                             ASSET
                                                      STOCK            MARKET            BOND           ALLOCATION
                                                    PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    ---------         ---------        ---------        ---------
INVESTMENT INCOME:
Dividends, net of foreign taxes*                    $   22,824         $ --            $  --             $ 23,534
Interest                                                 3,190          39,927           66,000           140,387
                                                    ----------         -------         --------          --------
      Total investment income                           26,014          39,927           66,000           163,921
                                                    ----------         -------         --------          --------
EXPENSES:
Investment management fees                              12,942           8,003            3,887            14,738
Custody and accounting expense                          15,021           2,715            5,265            18,055
Administrative service fees                              5,177           3,201            1,555             5,895
Professional fees                                       17,724          13,769            7,075            16,715
Shareholder reporting expense                            5,208           2,015              920             4,579
Miscellaneous expense                                      680             241              108               435
Trustee fees                                             4,887           1,086            1,448             3,801
                                                    ----------         -------         --------          --------
      Subtotal                                          61,639          31,030           20,258            64,218
      Less expenses waived and/or reimbursed by
        affiliates                                      14,383           2,167            6,229            10,988
                                                    ----------         -------         --------          --------
      Net expenses                                      47,256          28,863           14,029            53,230
                                                    ----------         -------         --------          --------
Net investment income (loss)                           (21,242)         11,064           51,971           110,691
                                                    ----------         -------         --------          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments and
  foreign currencies                                   187,319            (158)           5,954           134,907
Net change in unrealized appreciation on
  investments                                        1,355,554           --              63,328           713,098
                                                    ----------         -------         --------          --------
      Net realized and unrealized gain (loss) on
        investments and foreign currencies           1,542,873            (158)          69,282           848,005
                                                    ----------         -------         --------          --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $1,521,631         $10,906         $121,253          $958,696
                                                    ==========         =======         ========          ========
* Foreign taxes                                     $      196         $ --            $  --             $     76

See accompanying notes to financial statements.

                               USLICO SERIES FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                             MONEY                      ASSET
                                                                STOCK        MARKET        BOND      ALLOCATION
                                                              PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                              ---------    ---------    ---------     ---------
FROM OPERATIONS:
    Net investment income (loss)                             $   (21,242)  $   11,064   $   51,971   $   110,691
    Net realized gain (loss) on investments                      187,319         (158)       5,954       134,907
    Net change in unrealized appreciation of investments       1,355,554       --           63,328       713,098
                                                             -----------   ----------   ----------   -----------
    Net increase in net assets resulting from operations       1,521,631       10,906      121,253       958,696
                                                             -----------   ----------   ----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                        --           (11,064)     (31,841)      (63,986)
FROM CAPITAL SHARES TRANSACTIONS:
    Dividends reinvested                                         --            11,064       31,841        63,986
                                                             -----------   ----------   ----------   -----------
    Net increase in net assets resulting from capital share
      transactions                                               --            11,064       31,841        63,986
                                                             -----------   ----------   ----------   -----------
    Net increase in net assets                                 1,521,631       10,906      121,253       958,696
                                                             -----------   ----------   ----------   -----------
NET ASSETS, BEGINNING OF PERIOD                               10,140,164    6,449,986    3,086,012    11,603,082
                                                             -----------   ----------   ----------   -----------
NET ASSETS, END OF PERIOD                                    $11,661,795   $6,460,892   $3,207,265   $12,561,778
                                                             ===========   ==========   ==========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME (ACCUMULATED NET
  INVESTMENT LOSS) AT END OF PERIOD                          $   (21,242)  $   --       $   20,130   $    46,705
                                                             ===========   ==========   ==========   ===========

                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                             MONEY                      ASSET
                                                                STOCK        MARKET        BOND      ALLOCATION
                                                              PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                              ---------    ---------    ---------     ---------
FROM OPERATIONS:
    Net investment income (loss)                             $   (71,750)  $   62,181   $  114,885   $   281,382
    Net realized gain (loss) on investments                   (3,172,082)      --           63,043    (1,015,881)
    Net change in unrealized appreciation (depreciation) of
      investments                                             (1,575,904)      --           53,152      (378,729)
                                                             -----------   ----------   ----------   -----------
    Net increase (decrease) in net assets resulting from
      operations                                              (4,819,736)      62,181      231,080    (1,113,228)
                                                             -----------   ----------   ----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                        --           (62,181)    (123,927)     (377,091)
FROM CAPITAL SHARES TRANSACTIONS:
    Net proceeds from sales of shares                             47,886       35,800        9,255        54,100
    Dividends reinvested                                         --            62,181      123,927       377,091
    Cost of shares redeemed                                      (60,481)     (47,727)      --           (89,948)
                                                             -----------   ----------   ----------   -----------
    Net increase (decrease) in net assets resulting from
      capital share transactions                                 (12,595)      50,254      133,182       341,243
                                                             -----------   ----------   ----------   -----------
    Net increase (decrease) in net assets                     (4,832,331)      50,254      240,335    (1,149,076)
                                                             -----------   ----------   ----------   -----------
NET ASSETS, BEGINNING OF YEAR                                 14,972,495    6,399,732    2,845,677    12,752,158
                                                             -----------   ----------   ----------   -----------
NET ASSETS, END OF YEAR                                      $10,140,164   $6,449,986   $3,086,012   $11,603,082
                                                             ===========   ==========   ==========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF YEAR           $   --        $   --       $   --       $   --
                                                             ===========   ==========   ==========   ===========

See accompanying notes to financial statements.

USLICO SERIES FUND -- NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2003 (UNAUDITED)

(1) ORGANIZATION -- USLICO Series Fund ("the Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 and consisting of four separate series (Stock Portfolio, Money Market Portfolio, Bond Portfolio and Asset Allocation Portfolio), each of which has its own investment objectives and policies. The Fund was organized as a business trust under the laws of Massachusetts on January 19, 1988. Shares of the Portfolios are sold only to separate accounts of ReliaStar Life Insurance Company (Reliastar Life) and ReliaStar Life Insurance Company of New York (Reliastar Life of New York, a wholly owned subsidiary of ReliaStar Life) to serve as the investment medium for variable life insurance policies issued by these companies. The separate accounts invest in shares of one or more of the Portfolios, in accordance with allocation instructions received from policyowners. Each Portfolio share outstanding represents a beneficial interest in the respective Portfolio.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (a) Security Valuation -- For each Portfolio except the Money Market Portfolio, equity securities are valued daily at the closing sale prices reported on recognized securities exchanges or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid and asked prices for such securities, or, if prices are not available, at prices provided by market makers, or at prices for securities of comparable maturity, quality and type. Short-term debt instruments with remaining maturities of less than 60 days at the date of acquisition are valued at amortized cost, unless the Trustees determine that amortized cost does not reflect the fair value of such obligations. Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios' Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security (ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security (ies) at the time the Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. The Money Market Portfolio, as permitted by Rule 2a-7 under the Act, carries all investments at amortized cost, which approximates market value.

  (b) Security Transactions and Investment Income -- Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis except when collection is not expected and dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums amortized to par at maturity based on the scientific method.

  (c) Federal Income Taxes -- Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, a Portfolio will not be subject to Federal income taxes if it makes distributions of net investment income and net realized gains in compliance with Subchapter M and meets certain other requirements. Therefore, no federal income tax provision is required. To the extent any future capital gains are offset by these loss carryforwards, such gains may not be distributed to shareholders.

  (d) Purchases and Sales -- Purchases and sales of Fund shares are made on the basis of the net asset value per share prevailing at the close of business on the preceding business day.

  (e) Repurchase Agreements -- The Portfolios' custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

USLICO SERIES FUND -- NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2003 (UNAUDITED) (CONTINUED)

  (f) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  (g) Distribution to Shareholders -- Dividends from net investment income are declared and paid quarterly by the Stock Portfolio, Bond Portfolio and Asset Allocation Portfolio, and declared and paid daily by the Money Market Portfolio. Distributions of net realized capital gains, if any, are declared annually; however, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. The Portfolios may periodically make reclassifications among certain of their capital accounts as a result of the timing of certain income and capital gains distributions determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

(3) AFFILIATIONS AND RELATED PARTY TRANSACTIONS -- Each of the Portfolios has entered into an Investment Advisory Agreement with ING Investments, LLC (the "Adviser"), a wholly-owned subsidiary of ING Groep N.V. The advisory agreement provides that management fees be charged to each of the Portfolios at an annual percentage rate of 0.50% on the first $100 million of average daily net assets and 0.45% of average daily net assets in excess thereof. The Adviser has contractually agreed to waive management fees charged to each of the Portfolios to the extent they exceed 0.25% of the average daily net assets of each Portfolio. The Adviser has also agreed to voluntarily limit the annual expenses of each Portfolio, other than management fees, to 0.65% of the average net assets of each Portfolio.

As of June 30, 2003, the cumulative amount of reimbursed fees that are subject to possible recoupment by the Adviser are as follows:

Stock Portfolio                          $102,570
Money Market Portfolio                     45,414
Bond Portfolio                             61,606
Asset Allocation Portfolio                121,706

ING Funds Services, LLC (the "Administrator"), serves as administrator to each Portfolio. The Portfolios pay the Administrator a fee calculated at an annual rate of 0.10% of each Portfolio's average daily net assets.

ING Funds Distributor, LLC, a wholly-owned subsidiary of ING Groep N.V., serves as Distributor of the Fund. The former distributor for the Fund was Washington Square Securities, Inc. No fees are charged to the Portfolios for distribution services.

At June 30, 2003, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

                            ACCRUED ADVISORY FEE   ACCRUED ADMINISTRATIVE FEE    TOTAL
                            --------------------   --------------------------    -----
Stock Portfolio                    $6,712                    $2,685             $ 9,397
Money Market Portfolio              4,025                     1,610               5,635
Bond Portfolio                      1,982                       794               2,776
Asset Allocation Portfolio          7,605                     3,041              10,646

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended May 24, 2002.

(4) PURCHASES AND SALES OF INVESTMENT SECURITIES -- The aggregate cost of purchases and proceeds from sales of investments (excluding U.S. Government and short-term investments) for the six months ended June 30, 2003 were as follows:

                             PURCHASES       SALES
                             ---------       -----
Stock Portfolio             $14,801,451   $15,494,411
Bond Portfolio                  902,837       178,982
Asset Allocation Portfolio    1,180,681       369,617

USLICO SERIES FUND -- NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2003 (UNAUDITED) (CONTINUED)

U.S. Government Securities not included above were as follows:

                            PURCHASES      SALES
                            ---------      -----
Bond Portfolio              $  719,199   $1,237,016
Asset Allocation Portfolio   1,786,497    2,390,441

(5) SUMMARY OF CAPITAL SHARES TRANSACTIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                                                  MONEY                                     ASSET
                                             STOCK               MARKET                BOND               ALLOCATION
                                           PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                           ---------            ---------            ---------            ---------
DOLLARS
    Shares issued as reinvestments of
      dividends                            $     --             $ 11,064             $ 31,841              $ 63,986
                                           --------             --------             --------              --------
    Net increase                           $     --             $ 11,064             $ 31,841              $ 63,986
                                           ========             ========             ========              ========
SHARES
    Shares issued as reinvestment of
      dividends                                  --               11,064                3,256                 8,419
                                           --------             --------             --------              --------
    Net increase in shares outstanding           --               11,064                3,256                 8,419
                                           ========             ========             ========              ========

                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                  MONEY                                     ASSET
                                             STOCK               MARKET                BOND               ALLOCATION
                                           PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                           ---------            ---------            ---------            ---------
DOLLARS
    Shares sold                            $ 47,886             $ 35,800             $  9,255              $ 54,100
    Shares issued as reinvestments of
      dividends                                  --               62,181              123,927               377,091
    Shares redeemed                         (60,481)             (47,727)                  --               (89,948)
                                           --------             --------             --------              --------
    Net increase (decrease)                $(12,595)            $ 50,254             $133,182              $341,243
                                           ========             ========             ========              ========
SHARES
    Shares sold                               7,278               35,800                  983                 6,502
    Shares issued as reinvestment of
      dividends                                  --               62,181               13,037                47,446
    Shares redeemed                          (9,192)             (47,727)                  --               (10,811)
                                           --------             --------             --------              --------
    Net increase (decrease) in shares
      outstanding                            (1,914)              50,254               14,020                43,137
                                           ========             ========             ========              ========

(6) FEDERAL INCOME TAXES

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders for six months ended June 30, 2003 were as follow:

                                        ORDINARY INCOME
                                        ---------------
Money Market                                $11,064
Bond                                         31,841
Asset Allocation                             63,986

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent

USLICO SERIES FUND -- NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2003 (UNAUDITED) (CONTINUED)

distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

For income tax purposes, capital (currency) losses incurred after October 31 within the Portfolio's fiscal year are deemed to arise on the first business day of the following fiscal year. Capital loss carryforwards, which may be used to offset future, realized capital gains for federal income tax purposes were as follows at December 31, 2002:

                    AMOUNT      EXPIRATION DATES
                    ------      ----------------
Stock             $17,966,202      2009-2011
Bond                  175,924      2009-2010
Asset Allocation    6,425,914      2009-2011

(7) SUBSEQUENT EVENTS -- At a special meeting held on July 22, 2003, Shareholders approved a Sub-Advisory Agreement between ING Investments, LLC and ING Aeltus Investment Management, Inc., with no change in the Adviser, the portfolio manager(s), or the overall management fee paid by each Portfolio. Effective August 1, 2003 the Fund will be sub-advised by ING Aeltus Investment Management, Inc. Both ING Aeltus Investment Management, Inc. and ING Investments, LLC are indirect wholly-owned subsidiaries of ING Groep N.V.

                               USLICO SERIES FUND
                              FINANCIAL HIGHLIGHTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                            MONEY                         ASSET
                                                             STOCK         MARKET          BOND         ALLOCATION
                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                           ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                        $  4.96        $ 1.00         $ 9.75         $  7.64
Income (loss) from investment operations:
    Net investment income (loss)                              (0.01)         0.00*          0.16            0.07
    Net realized and unrealized gain (loss) on
      investments                                             (0.76)        --              0.22            0.55
                                                            -------        ------         ------         -------
    Total from investment operations                          (0.75)         0.00*          0.38            0.62
Distributions
    Distribution of net investment income                     --            (0.00)*        (0.10)          (0.04)
                                                            -------        ------         ------         -------
    Net asset value, end of period                          $  5.71        $ 1.00         $10.03         $  8.22
                                                            =======        ======         ======         =======
TOTAL RETURN(1)                                               15.13%         0.17%          3.90%           8.14%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                           $11,662        $6,461         $3,207         $12,562
Ratio of expenses to average net assets after expense
  reimbursement(2)                                             0.90%         0.90%          0.90%           0.90%
Ratio of expenses to average net assets prior to expense
  reimbursement(2)                                             1.18%         0.97%          1.30%           1.09%
Ratio of net investment income (loss) to average net
  assets(2)                                                   (0.41)%        0.35%          3.34%           1.88%
Portfolio turnover rate                                         152%          N/A             51%             83%

(1) Total return is calculated assuming reinvestments of all dividends and capital gain distributions.
(2)  Annualized.
*    Amount is less than $0.01 per share.

                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                            MONEY                         ASSET
                                                             STOCK         MARKET          BOND         ALLOCATION
                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                           ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                          $  7.32        $ 1.00         $ 9.41         $  8.64
Income (loss) from investment operations:
    Net investment income (loss)                              (0.04)         0.01           0.39            0.19
    Net realized and unrealized gain (loss) on
      investments                                             (2.32)        --              0.35           (0.94)
                                                            -------        ------         ------         -------
    Total from investment operations                          (2.36)         0.01           0.74           (0.75)
Distributions
    Distribution of net investment income                     --            (0.01)         (0.40)          (0.25)
                                                            -------        ------         ------         -------
    Net asset value, end of year                            $  4.96        $ 1.00         $ 9.75         $  7.64
                                                            =======        ======         ======         =======
TOTAL RETURN(1)                                              (32.24)%        0.88%          8.07%          (8.72)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                             $10,140        $6,450         $3,086         $11,603
Ratio of expenses to average net assets after expense
  reimbursement                                                0.90%         0.78%          0.89%           0.90%
Ratio of expenses to average net assets prior to expense
  reimbursement                                                1.47%         1.03%          1.37%           1.34%
Ratio of net investment income (loss) to average net
  assets                                                      (0.59)%        0.97%          4.20%           2.42%
Portfolio turnover rate                                         418%          N/A            159%            258%

(1) Total return is calculated assuming reinvestments of all dividends and capital gain distributions.

See accompanying notes to financial statements.

                               USLICO SERIES FUND
                              FINANCIAL HIGHLIGHTS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                               MONEY                             ASSET
                                                              STOCK            MARKET            BOND          ALLOCATION
                                                           PORTFOLIO(2)     PORTFOLIO(2)     PORTFOLIO(2)     PORTFOLIO(2)
                                                           ------------     ------------     ------------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                            $ 12.42          $ 1.00           $ 9.21           $ 11.04
Income (loss) from investment operations:
    Net investment income (loss)                                (0.05)           0.03             0.48              0.22
    Net realized and unrealized gain (loss) on
      investments                                               (5.05)         --                 0.11             (2.43)
                                                              -------          ------           ------           -------
    Total from investment operations                            (5.10)           0.03             0.59             (2.21)
Distributions
    Distribution of net investment income                      --               (0.03)           (0.39)            (0.19)
                                                              -------          ------           ------           -------
    Net asset value, end of year                              $  7.32          $ 1.00           $ 9.41           $  8.64
                                                              =======          ======           ======           =======
TOTAL RETURN(1)                                                (41.06)%          3.14%            6.47%           (20.09)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                               $14,972          $6,400           $2,846           $12,752
Ratio of expenses to average net assets after expense
  reimbursement                                                  0.90%           0.90%            0.90%             0.90%
Ratio of expenses to average net assets prior to expense
  reimbursement                                                  1.42%           1.63%            2.15%             1.76%
Ratio of net investment income (loss) to average net
  assets                                                        (0.61)%          3.13%            5.02%(3)          2.37%(3)
Portfolio turnover rate                                           510%            N/A              215%              354%

(1) Total return is calculated assuming reinvestments of all dividends and capital gain distributions at net asset value.
(2) Effective May 11, 2001, ING Investments, LLC ceased serving as sub-adviser to all of the Portfolios and began serving as adviser to all of the Portfolios.
(3) Had the Bond Portfolio and the Asset Allocation Portfolio not amortized premiums and accreted discounts the ratio of net investment income to average net assets would have been 4.56% and 2.09%, respectively.

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                             MONEY                             ASSET
                                                              STOCK          MARKET            BOND          ALLOCATION
                                                            PORTFOLIO     PORTFOLIO(2)     PORTFOLIO(2)     PORTFOLIO(2)
                                                            ---------     ------------     ------------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                           $ 16.06         $ 1.00           $ 9.01           $ 12.68
Income (loss) from investment operations:
    Net investment income (loss)                               (0.02)          0.05             0.40              0.18
    Net realized and unrealized gain (loss) on investments     (3.18)        --                 0.20             (1.41)
                                                             -------         ------           ------           -------
    Total from investment operations                           (3.20)          0.05             0.60             (1.23)
Distributions
    Distribution of net investment income                      --             (0.05)           (0.40)            (0.18)
    Distribution of realized capital gains                     (0.44)        --               --                 (0.23)
                                                             -------         ------           ------           -------
    Net asset value, end of year                             $ 12.42         $ 1.00           $ 9.21           $ 11.04
                                                             =======         ======           ======           =======
TOTAL RETURN(1)                                               (19.94)%         5.59%            6.74%            (9.80)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                              $26,513         $6,331           $2,881           $15,591
Ratio of expenses to average net assets after expense
  reimbursement                                                 0.62%          0.90%            0.90%             0.90%
Ratio of expenses to average net assets prior to expense
  reimbursement                                                 0.87%          1.34%            1.83%             1.18%
Ratio of net investment income (loss) to average net
  assets                                                       (0.11)%         5.45%            4.30%             1.44%
Portfolio turnover rate                                       365.49%           N/A            49.27%           242.78%

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value.
(2) Effective December 1, 2000, ING Pilgrim Investments, LLC became sub-adviser to the Money Market and Bond Portfolios as well as the bond portion of the Asset Allocation Portfolio.

See accompanying notes to financial statements.

                               USLICO SERIES FUND
                              FINANCIAL HIGHLIGHTS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                            MONEY                         ASSET
                                                             STOCK         MARKET          BOND         ALLOCATION
                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                           ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                          $ 13.64        $ 1.00         $ 9.74         $ 11.92
Income (loss) from investments operations:
    Net investment income                                      0.12          0.04           0.46            0.31
    Net realized and unrealized gain (loss) on
      investments                                              3.93         --             (0.73)           1.48
                                                            -------        ------         ------         -------
    Total from investment operations                           4.05          0.04          (0.27)           1.79
Distributions:
    Distribution of net investment income                     (0.13)        (0.04)         (0.46)          (0.31)
    Distribution of realized capital gains                    (1.50)        --             --              (0.72)
                                                            -------        ------         ------         -------
    Net asset value, end of year                            $ 16.06        $ 1.00         $ 9.01         $ 12.68
                                                            =======        ======         ======         =======
TOTAL RETURN(1)                                               30.08%         5.00%         (2.87)%         15.10%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                             $34,493        $6,058         $2,765         $18,180
Expenses to average net assets                                 0.90%         0.90%          0.90%           0.90%
Net investment income to average net assets                    0.84%         4.27%          4.88%           2.58%
Portfolio turnover rate                                      305.87%          N/A          45.74%         227.49%

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value.

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                            MONEY                         ASSET
                                                             STOCK         MARKET          BOND         ALLOCATION
                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                           ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                          $ 13.50        $ 1.00         $10.00         $ 11.98
Income from investment operations:
    Net investment income                                      0.20          0.05           0.55            0.39
    Net realized and unrealized gains (loss) on
      investments                                              0.62         --             (0.13)           0.27
                                                            -------        ------         ------         -------
    Total from investment operations                           0.82          0.05           0.42            0.66
Distributions
    Distribution of net investment income                     (0.20)        (0.05)         (0.55)          (0.39)
    Distribution of realized capital gains                    (0.48)        --             (0.13)          (0.33)
                                                            -------        ------         ------         -------
    Net asset value, end of year                            $ 13.64        $ 1.00         $ 9.74         $ 11.92
                                                            =======        ======         ======         =======
TOTAL RETURN(1)                                                6.00%         5.00%          4.30%           5.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                             $27,774        $5,964         $2,832         $16,335
Expenses to average net assets                                 0.75%         0.75%          0.75%           0.75%
Net investment income to average net assets                    1.49%         4.79%          5.50%           3.19%
Portfolio turnover rate                                      172.22%          N/A          90.97%         135.68%

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value.

See accompanying notes to financial statements.

                  TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The business and affairs of the Trusts are managed under the direction of the Trust's Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                                     TERM OF
                                                   OFFICE AND                     PRINCIPAL
                                 POSITION(S)        LENGTH OF                   OCCUPATION(S)
        NAME, ADDRESS               HELD              TIME                        DURING THE
           AND AGE               WITH TRUST         SERVED(1)                  PAST FIVE YEARS
           -------               ----------         ---------                  ---------------
Independent Trustees:

Paul S. Doherty(2)              Trustee           September        Mr. Doherty is President and Partner,
7337 E. Doubletree Ranch Rd.                      1999 - Present   Doherty, Wallace, Pillsbury and Murphy,
Scottsdale, AZ 85258                                               P.C., Attorneys (1996 - Present);
Born: 1934                                                         Director, Tambrands, Inc. (1993 - 1998);
                                                                   and Trustee of each of the funds managed
                                                                   by Northstar Investment Management
                                                                   Corporation (1993 - 1999).

J. Michael Earley(3)            Trustee           February         President and Chief Executive Officer,
7337 E. Doubletree Ranch Rd.                      2002 - Present   Bankers Trust Company, N.A.
Scottsdale, AZ 85258                                               (1992 - Present).
Born: 1945

R. Barbara Gitenstein(2)        Trustee           February         President, College of New Jersey
7337 E. Doubletree Ranch Rd.                      2002 - Present   (1999 - Present). Formerly, Executive
Scottsdale, AZ 85258                                               Vice President and Provost, Drake
Born: 1948                                                         University (1992 - 1998).

Walter H. May(2)                Trustee           September        Retired. Formerly, Managing Director and
7337 E. Doubletree Ranch Rd.                      1999 - Present   Director of Marketing, Piper Jaffray,
Scottsdale, AZ 85258                                               Inc.; Trustee of each of the funds
Born: 1936                                                         managed by Northstar Investment
                                                                   Management Corporation (1996 - 1999).

Jock Patton(2)                  Trustee           November         Private Investor (June 1997 - Present).
7337 E. Doubletree Ranch Rd.                      1999 - Present   Formerly Director and Chief Executive
Scottsdale, AZ 85258                                               Officer, Rainbow Multimedia Group, Inc.
Born: 1945                                                         (January 1999 - December 2001); Director
                                                                   of Stuart Entertainment, Inc.; Director
                                                                   of Artisoft, Inc. (1994 - 1998).

                               NUMBER OF
                               PORTFOLIOS
                                IN FUND
                                COMPLEX                 OTHER
                                OVERSEEN            DIRECTORSHIPS
        NAME, ADDRESS              BY                  HELD BY
           AND AGE              TRUSTEE                TRUSTEE
           -------              -------                -------
Independent Trustees:
Paul S. Doherty(2)                111       --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1934
J. Michael Earley(3)              111       --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1945
R. Barbara Gitenstein(2)          111       --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1948
Walter H. May(2)                  111       Best Prep charity 1991 -
7337 E. Doubletree Ranch Rd.                Present.
Scottsdale, AZ 85258
Born: 1936
Jock Patton(2)                    111       Director, Hypercom, Inc.
7337 E. Doubletree Ranch Rd.                (January 1999 - Present); JDA
Scottsdale, AZ 85258                        Software Group, Inc. (January
Born: 1945                                  1999 - Present); and BG
                                            Associates, Inc.

                  TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

                                                     TERM OF
                                                   OFFICE AND                     PRINCIPAL
                                 POSITION(S)        LENGTH OF                   OCCUPATION(S)
        NAME, ADDRESS               HELD              TIME                        DURING THE
           AND AGE               WITH TRUST         SERVED(1)                  PAST FIVE YEARS
           -------               ----------         ---------                  ---------------
Independent Trustees:
David W.C. Putnam(3)            Trustee           September        President and Director, F.L. Putnam
7337 E. Doubletree Ranch Rd.                      1999 - Present   Securities Company, Inc. and its
Scottsdale, AZ 85258                                               affiliates; President, Secretary and
Born: 1939                                                         Trustee, The Principled Equity Market
                                                                   Fund. Formerly, Trustee, Trust Realty
                                                                   Trust (December Corp.; Anchor Investment
                                                                   Trust; Bow 2000 - Present); Ridge Mining
                                                                   Company and each of the F.L. Putnam
                                                                   funds managed by Northstar Investment
                                                                   Foundation Management Corporation
                                                                   (1994 - 1999).

Blaine E. Rieke(3)              Trustee           February         General Partner, Huntington Partners
7337 E. Doubletree Ranch Rd.                      2001 - Present   (January 1997 - Present). Chairman of
Scottsdale, AZ 85258                                               the Board and Trustee of each of the
Born: 1933                                                         funds managed by ING Investment
                                                                   Management Co. LLC (November
                                                                   1998 - February 2001).

Roger B. Vincent(3)             Trustee           February         President, Springwell Corporation
7337 E. Doubletree Ranch Rd.                      2002 - Present   (1989 - Present). Formerly, Director
Scottsdale, AZ 85258                                               Tatham Offshore, Inc. (1996 - 2000).
Born: 1945

                               NUMBER OF
                               PORTFOLIOS
                                IN FUND
                                COMPLEX                 OTHER
                                OVERSEEN            DIRECTORSHIPS
        NAME, ADDRESS              BY                  HELD BY
           AND AGE              TRUSTEE                TRUSTEE
           -------              -------                -------
Independent Trustees:
David W.C. Putnam(3)              111       Anchor International Bond
7337 E. Doubletree Ranch Rd.                (December 2000 - Present);
Scottsdale, AZ 85258                        Progressive Capital
Born: 1939                                  Accumulation Trust (August
                                            1998 - Present); Principled
                                            Equity Market Fund (November
                                            1996 - Present), Mercy
                                            Endowment Foundation
                                            (1995 - Present); Director,
                                            F.L. Putnam Investment
                                            Management Company (December
                                            2001 - Present); Asian
                                            American Bank and Trust
                                            Company (June 1992 - Present);
                                            and Notre Dame Health Care
                                            Center (1991 - Present) F.L.
                                            Putnam Securities Company,
                                            Inc. (June 1978 - Present);
                                            and an Honorary Trustee, Mercy
                                            Hospital (1973 - Present).
Blaine E. Rieke(3)                111       Morgan Chase Trust Co.
7337 E. Doubletree Ranch Rd.                (January 1998 - Present).
Scottsdale, AZ 85258
Born: 1933
Roger B. Vincent(3)               111       AmeriGas Propane, Inc.
7337 E. Doubletree Ranch Rd.                (1998 - Present).
Scottsdale, AZ 85258
Born: 1945

                  TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

                                                     TERM OF
                                                   OFFICE AND                     PRINCIPAL
                                 POSITION(S)        LENGTH OF                   OCCUPATION(S)
        NAME, ADDRESS               HELD              TIME                        DURING THE
           AND AGE               WITH TRUST         SERVED(1)                  PAST FIVE YEARS
           -------               ----------         ---------                  ---------------
Independent Trustees:
Richard A. Wedemeyer(2)         Trustee           February         Retired. Mr. Wedemeyer was formerly Vice
7337 E. Doubletree Ranch Rd.                      2001 - Present   President -- Finance and Administration,
Scottsdale, AZ 85258                                               Channel Corporation (June 1996 - April
Born: 1936                                                         2002). Formerly Vice President,
                                                                   Operations and Administration, Jim
                                                                   Henson Productions. (1979 - 1997);
                                                                   Trustee, First Choice Funds (1997 -
                                                                   2001); and of each of the funds managed
                                                                   by ING Investment Management Co. LLC
                                                                   (1998 - 2001).

                               NUMBER OF
                               PORTFOLIOS
                                IN FUND
                                COMPLEX                 OTHER
                                OVERSEEN            DIRECTORSHIPS
        NAME, ADDRESS              BY                  HELD BY
           AND AGE              TRUSTEE                TRUSTEE
           -------              -------                -------
Independent Trustees:
Richard A. Wedemeyer(2)           111       Touchstone Consulting Group
7337 E. Doubletree Ranch Rd.                (1997 - Present).
Scottsdale, AZ 85258
Born: 1936

                  TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

                                                     TERM OF
                                                   OFFICE AND                     PRINCIPAL
                                 POSITION(S)        LENGTH OF                   OCCUPATION(S)
        NAME, ADDRESS               HELD              TIME                        DURING THE
           AND AGE               WITH TRUST         SERVED(1)                  PAST FIVE YEARS
           -------               ----------         ---------                  ---------------
Trustees who are "Interested
  Persons":

Thomas J. McInerney(4)          Trustee           February         Chief Executive Officer, ING U.S.
7337 E. Doubletree Ranch Rd.                      2001 - Present   Financial Services (September 2001 -
Scottsdale, AZ 85258                                               Present); General Manager and Chief
Born: 1956                                                         Executive Officer, ING U.S. Worksite
                                                                   Financial Services (December
                                                                   2000 - Present); Member ING Americas
                                                                   Executive Committee (2001 - Present);
                                                                   President, Chief Executive Officer and
                                                                   Director of Northern Life Insurance
                                                                   Company (March 2001 - October 2002), ING
                                                                   Aeltus Holding Company, Inc.
                                                                   (2000 - Present), ING Retail Holding
                                                                   Company (1998 - Present), ING Life
                                                                   Insurance and Annuity Company (September
                                                                   1997 - November 2002) and ING Retirement
                                                                   Holdings, Inc. (1997 - Present).
                                                                   Formerly, General Manager and Chief
                                                                   Executive Officer, ING Worksite Division
                                                                   (December 2000 - October 2001),
                                                                   President ING-SCI, Inc. (August 1997 -
                                                                   December 2000); President, Aetna
                                                                   Financial Services (August 1997 -
                                                                   December 2000).

                               NUMBER OF
                               PORTFOLIOS
                                IN FUND
                                COMPLEX                 OTHER
                                OVERSEEN            DIRECTORSHIPS
        NAME, ADDRESS              BY                  HELD BY
           AND AGE              TRUSTEE                TRUSTEE
           -------              -------                -------
Trustees who are "Interested
  Persons":
Thomas J. McInerney(4)            165       Trustee, GCG Trust (February
7337 E. Doubletree Ranch Rd.                2002 - Present); Equitable
Scottsdale, AZ 85258                        Life Insurance Co., Golden
Born: 1956                                  American Life Insurance Co.,
                                            Life Insurance Company of
                                            Georgia, Midwestern United
                                            Life Insurance Co., ReliaStar
                                            Life Insurance Co., Security
                                            Life of Denver, Security
                                            Connecticut Life Insurance
                                            Co., Southland Life Insurance
                                            Co., USG Annuity and Life
                                            Company, and United Life and
                                            Annuity Insurance Co. Inc
                                            (March 2001 - Present);
                                            Director, Ameribest Life
                                            Insurance Co., (March 2001 to
                                            January 2003); Director, First
                                            Columbine Life Insurance Co.
                                            (March 2001 to December 2002);
                                            Member of the Board, National
                                            Commission on Retirement
                                            Policy, Governor's Council on
                                            Economic Competitiveness and
                                            Technology of Connecticut,
                                            Connecticut Business and
                                            Industry Association,
                                            Bushnell; Connecticut Forum;
                                            Metro Hartford Chamber of
                                            Commerce; and is Chairman,
                                            Concerned Citizens for
                                            Effective Government.

                  TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

                                                     TERM OF
                                                   OFFICE AND                     PRINCIPAL
                                 POSITION(S)        LENGTH OF                   OCCUPATION(S)
        NAME, ADDRESS               HELD              TIME                        DURING THE
           AND AGE               WITH TRUST         SERVED(1)                  PAST FIVE YEARS
           -------               ----------         ---------                  ---------------
Trustees who are "Interested
  Persons":
John G. Turner(5)               Trustee           February         Chairman, Hillcrest Capital Partners
7337 E. Doubletree Ranch Rd.                      2001 - Present   (May 2002 - Present); President, Turner
Scottsdale, AZ 85258                                               Investment Company (January
Born: 1939                                                         2002 - Present). Mr. Turner was formerly
                                                                   Vice Chairman of ING Americas
                                                                   (2000 - 2002); Chairman and Chief
                                                                   Executive Officer of ReliaStar Financial
                                                                   Corp. and ReliaStar Life Insurance
                                                                   Company (1993 - 2000); Chairman of
                                                                   ReliaStar United Services Life Insurance
                                                                   Company (1995 - 1998); Chairman of
                                                                   ReliaStar Life Insurance Company of New
                                                                   York (1995 - 2001); Chairman of Northern
                                                                   Life Insurance Company (1992 - 2001);
                                                                   Chairman and Trustee of the Northstar
                                                                   affiliated investment companies
                                                                   (1993 - 2001) and Director, Northstar
                                                                   Investment Management Corporation and
                                                                   its affiliates (1993 - 1999).

                               NUMBER OF
                               PORTFOLIOS
                                IN FUND
                                COMPLEX                 OTHER
                                OVERSEEN            DIRECTORSHIPS
        NAME, ADDRESS              BY                  HELD BY
           AND AGE              TRUSTEE                TRUSTEE
           -------              -------                -------
Trustees who are "Interested
  Persons":
John G. Turner(5)                 111       Director, Hormel Foods
7337 E. Doubletree Ranch Rd.                Corporation (March 2000 -
Scottsdale, AZ 85258                        Present); Shopko Stores, Inc.
Born: 1939                                  (August 1999 - Present); and
                                            M.A. Mortenson Company (March
                                            2002 - Present).

(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.
(2) Valuation Committee member.
(3) Audit Committee member.
(4) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.
(5) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

                  TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

                                                                                              PRINCIPAL
                                                            TERM OF OFFICE                  OCCUPATION(S)
        NAME, ADDRESS                  POSITION(S)           AND LENGTH OF                    DURING THE
           AND AGE                 HELD WITH THE TRUST      TIME SERVED(1)                 PAST FIVE YEARS
           -------                 -------------------      --------------                 ---------------
Officers:

James M. Hennessy                President and Chief        February 2001 -    President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.     Executive Officer          Present            ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258                                                           Services, LLC, ING Advisors, Inc., ING
Born: 1949                       Chief Operating Officer    June 2000 -        Investments, LLC, Lexington Funds
                                                            Present            Distributor, Inc., Express America T.C.
                                                                               Inc. and EAMC Liquidation Corp. (since
                                 Senior Executive Vice      June 2000 -        December 2001); Executive Vice President
                                 President and Secretary    February 2001      and Chief Operating Officer of ING Funds
                                                                               Distributor, LLC (since June 2000).
                                                                               Formerly, Executive Vice President and
                                                                               Chief Operating Officer of ING
                                                                               Quantitative Management, Inc. (October
                                                                               2001 to September 2002); Senior
                                                                               Executive Vice President (June 2000 to
                                                                               December 2000) and Secretary (April 1995
                                                                               to December 2000) of ING Capital
                                                                               Corporation, LLC, ING Funds Services,
                                                                               LLC, ING Investments, LLC, ING Advisors,
                                                                               Inc., Express America T.C. Inc., and
                                                                               EAMC Liquidation Corp.; and Executive
                                                                               Vice President, ING Capital Corporation,
                                                                               LLC and its affiliates (May 1998 to June
                                                                               2000) and Senior Vice President, ING
                                                                               Capital Corporation, LLC and its
                                                                               affiliates (April 1995 to April 1998).

Michael J. Roland                Executive Vice             February 2002 -    Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.     President and Assistant    Present            Financial Officer and Treasurer of ING
Scottsdale, AZ 85258             Secretary                                     Funds Services, LLC, ING Funds
Born: 1958                                                                     Distributor, LLC, ING Advisors, Inc.,
                                 Principal Financial        January 2000 -     ING Investments, LLC (December 2001 to
                                 Officer                    Present            present), Lexington Funds Distributor,
                                                                               Inc., Express America T.C. Inc. and EAMC
                                                                               Liquidation Corp. (since December 2001).
                                 Senior Vice President      January 2000 -     Formerly, Executive Vice President,
                                                            February 2002      Chief Financial Officer and Treasurer of
                                                                               ING Quantitative Management, Inc.
                                                                               (December 2001 to October 2002); Senior
                                                                               Vice President, ING Funds Services, LLC,
                                                                               ING Investments, LLC, and ING Funds
                                                                               Distributor, LLC (June 1998 to December
                                                                               2001) and Chief Financial Officer of
                                                                               Endeavor Group (April 1997 to June
                                                                               1998).

                  TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

                                                                                              PRINCIPAL
                                                            TERM OF OFFICE                  OCCUPATION(S)
        NAME, ADDRESS                  POSITION(S)           AND LENGTH OF                    DURING THE
           AND AGE                 HELD WITH THE TRUST      TIME SERVED(1)                 PAST FIVE YEARS
           -------                 -------------------      --------------                 ---------------
Officers:
Stanley D. Vyner                 Executive Vice             April 2000 -       Executive Vice President of ING
7337 E. Doubletree Ranch Rd.     President                  Present            Advisors, Inc. and ING Investments, LLC
Scottsdale, Arizona 85258                                                      (July 2000 to present) and Chief
Born: 1950                                                                     Investment Officer of the International
                                                                               Portfolios, ING Investments, LLC (July
                                                                               1996 to present). Formerly, President
                                                                               and Chief Executive Officer of ING
                                                                               Investments, LLC (August 1996 to August
                                                                               2000).

Robert S. Naka                   Senior Vice President      January 2000 -     Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.     and Assistant Secretary    Present            Secretary of ING Funds Services, LLC,
Scottsdale, AZ 85258                                                           ING Funds Distributor, LLC, ING
Born: 1963                                                                     Advisors, Inc., ING Investments, LLC
                                                                               (October 2001 to present) and Lexington
                                                                               Funds Distributor, Inc. (since December
                                                                               2001). Formerly, Senior Vice President
                                                                               and Assistant Secretary for ING
                                                                               Quantitative Management, Inc. (October
                                                                               2001 to October 2002); Vice President,
                                                                               ING Investments, LLC (April 1997 to
                                                                               October 1999), ING Funds Services, LLC
                                                                               (February 1997 to August 1999) and
                                                                               Assistant Vice President, ING Funds
                                                                               Services, LLC (August 1995 to February
                                                                               1997).

Kimberly A. Anderson             Vice President and         February 2001 -    Vice President and Assistant Secretary
7337 E. Doubletree Ranch Rd.     Secretary                  Present            of ING Funds Services, LLC, ING Funds
Scottsdale, AZ 85258                                                           Distributor, LLC, ING Advisors, Inc.,
Born: 1964                       Assistant Vice             January 2000 -     ING Investments, LLC (since October
                                 President and Assistant    February 2001      2001) and Lexington Funds Distributor,
                                 Secretary                                     Inc. (since December 2001). Formerly,
                                                                               Vice President for ING Quantitative
                                                                               Management, Inc. (October 2001 to
                                                                               October 2002); Assistant Vice President
                                                                               of ING Funds Services, LLC (November
                                                                               1999 to January 2001) and has held
                                                                               various other positions with ING Funds
                                                                               Services, LLC for more than the last
                                                                               five years.

Robyn L. Ichilov                 Vice President and         April 2000 -       Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.     Treasurer                  Present            LLC (since October 2001) and ING
Scottsdale, AZ 85258                                                           Investments, LLC (since August 1997);
Born: 1967                                                                     Accounting Manager, ING Investments, LLC
                                                                               (since November 1995).

                  TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

                                                                                              PRINCIPAL
                                                            TERM OF OFFICE                  OCCUPATION(S)
        NAME, ADDRESS                  POSITION(S)           AND LENGTH OF                    DURING THE
           AND AGE                 HELD WITH THE TRUST      TIME SERVED(1)                 PAST FIVE YEARS
           -------                 -------------------      --------------                 ---------------
Officers:
Lauren D. Bensinger              Vice President             February 2003 -    Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                Present            Officer, ING Funds Distributor, LLC.
Scottsdale, Arizona 85258                                                      (July 1995 - Present); Vice President
Born: 1954                                                                     (February 1996 - Present) and Chief
                                                                               Compliance Officer (October 2001 -
                                                                               Present) ING Investments, LLC; Vice
                                                                               President and Chief Compliance Officer,
                                                                               ING Advisors, Inc. (July
                                                                               2000 - Present), Vice President and
                                                                               Chief Compliance Officer, ING
                                                                               Quantitative Management, Inc. (July
                                                                               2000 - September 2002), and Vice
                                                                               President, ING Fund Services, LLC (July
                                                                               1995 - Present).

Maria M. Anderson                Assistant Vice             August 2001 -      Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.     President                  Present            Services, LLC (since October 2001).
Scottsdale, AZ 85258                                                           Formerly, Manager of Fund Accounting and
Born: 1958                                                                     Fund Compliance, ING Investments, LLC
                                                                               (September 1999 to November 2001);
                                                                               Section Manager of Fund Accounting,
                                                                               Stein Roe Mutual Funds (July 1998 to
                                                                               August 1999); and Financial Reporting
                                                                               Analyst, Stein Roe Mutual Funds (August
                                                                               1997 to July 1998).

Todd Modic                       Assistant Vice             August 2001 -      Vice-President of Financial Reporting-
7337 E. Doubletree Ranch Rd.     President                  Present            Fund Accounting of ING Funds Services,
Scottsdale, AZ 85258                                                           LLC (September 2002 to present).
Born: 1967                                                                     Director of Financial Reporting of ING
                                                                               Investments, LLC (since March 2001).
                                                                               Formerly, Director of Financial
                                                                               Reporting, Axient Communications, Inc.
                                                                               (May 2000 to January 2001) and Director
                                                                               of Finance, Rural/Metro Corporation
                                                                               (March 1995 to May 2000).

Susan P. Kinens                  Assistant Vice             February 2003 -    Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.     President and Assistant    Present            Secretary, ING Funds Services, LLC
Scottsdale, AZ 85258             Secretary                                     (December 2002 - Present); and has held
Born: 1976                                                                     various other positions with ING Funds
                                                                               Services, LLC for the last five years.

(1) The officers hold office until the next annual meeting of the Trustees and until their successors are duly elected and qualified.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)   Not  applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT. The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): USLICO Series Fund


By /s/ James M. Hennessy
    --------------------------------------------------------
      James M. Hennessy
      President and Chief Executive Officer

Date:  August 28, 2003
       -----------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ James M. Hennessy
    --------------------------------------------------------
      James M. Hennessy
      President and Chief Executive Officer

Date:  August 28, 2003
       -----------------------------------------------------




By /s/ Michael J. Roland
    --------------------------------------------------------
      Michael J. Roland
      Executive Vice President and Chief Financial Officer


Date:  August 28, 2003
       -----------------------------------------------------